Document and Entity Information	9 Months Ended
Sep. 29, 2012
Document and Entity Information
Entity Registrant Name	Kips Bay Medical, Inc.
Entity Central Index Key	0001460198
Document Type	S-1
Document Period End Date	Sep 29, 2012
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company

Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 2,727	$ 6,211	$ 3,445	$ 3,548	$ 2,469	$ 943
Short-term investments	2,873	2,957		236
Accounts receivable, net of allowance for doubtful accounts of $0 and $14 as of September 29, 2012 and December 31, 2011, respectively	54	40		56
Inventories	950	892		606
Prepaid expenses and other current assets	356	100		1,260
Total current assets	6,960	10,200		5,706
Property and equipment, net	450	467		466
Total assets	7,410	10,667		6,172
Current liabilities:
Accounts payable	178	85		180
Accrued liabilities	245	171		539
Accrued milestone and royalties	4	4		5,005
Total current liabilities	427	260		5,724
Commitments and contingencies (Note 9)
Stockholders' equity:
Undesignated stock, $0.01 par value, 10,000,000 shares authorized, no shares issued and outstanding as of September 29, 2012 and December 31, 2011, respectively
Common stock, $0.01 par value, 40,000,000 shares authorized, 16,345,579 and 16,245,579 issued and outstanding as of September 29, 2012 and December 31, 2011, respectively	163	162		136
Additional paid-in capital	35,182	34,591		20,405
Accumulated other comprehensive loss		(3)
Accumulated deficit	(28,362)	(24,343)		(20,093)
Total stockholders' equity	6,983	10,407		448	2,512	(2,016)
Total liabilities and stockholders' equity	$ 7,410	$ 10,667		$ 6,172

Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance Sheets
Accounts receivable, allowance for doubtful accounts (in dollars)	$ 0	$ 14	$ 0
Undesignated stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Undesignated stock, shares authorized	10,000,000	10,000,000	10,000,000
Undesignated stock, shares issued	0	0	0
Undesignated stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Shares of common stock authorized for issuance	40,000,000	40,000,000	40,000,000
Common stock, shares issued	16,345,579	16,245,579	13,581,791
Common stock, shares outstanding	16,345,579	16,245,579	13,581,791

Statements of Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended													9 Months Ended		12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2010	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Dec. 31, 2009	Oct. 03, 2009	Jul. 04, 2009	Apr. 04, 2009	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statements of Comprehensive Income
Net sales	$ 89	$ 94		$ 48	$ 110	$ 116	$ 59	$ 48						$ 200	$ 158	$ 252	$ 223
Cost of sales	(37)													(87)	(58)	(91)	(77)
Gross profit	52	61		27	73	80	37	29						113	100	161	146
Operating Expenses:
Research and development	676		483											1,825	1,304	1,675	2,521	3,004
Selling, general and administrative	745		711											2,320	1,952	2,755	1,326	779
Operating loss	(1,369)	(1,113)	(1,194)	(1,049)	(913)	(891)	(736)	(5,875)	(1,199)	(930)	(939)	(892)	(1,022)	(4,032)	(3,156)	(4,269)	(8,701)	(3,783)
Interest income	4		6											13	15	19	12	17
Net loss	(1,365)	(1,109)	(1,188)	(1,044)	(909)	(803)	(733)	(5,871)	(3,485)	(117)	(1,279)	(816)	(1,125)	(4,019)	(3,141)	(4,250)	(10,892)	(3,337)
Basic and diluted net loss per share (in dollars per share)	$ (0.08)	$ (0.07)	$ (0.08)	$ (0.07)	$ (0.06)	$ (0.06)	$ (0.05)	$ (0.43)	$ (0.27)	$ (0.01)	$ (0.1)	$ (0.07)	$ (0.14)	$ (0.25)	$ (0.2)	$ (0.27)	$ (0.81)	$ (0.3)
Weighted average shares outstanding - basic and diluted (in shares)	16,345,579		15,756,346											16,310,967	15,366,841	15,557,969	13,431,661	11,069,342
Comprehensive loss	$ (1,364)		$ (1,191)											$ (4,016)	$ (3,149)	$ (4,253)	$ (10,925)	$ (3,304)

Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 29, 2012
Cash flows from operating activities:
Net loss	$ (4,019)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	82
Stock-based compensation	457
Amortization of premium on short-term investments	68
Other	16
Changes in operating assets and liabilities:
Accounts receivable	(14)
Inventories	(58)
Prepaid expenses and other current assets	(256)
Accounts payable	93
Accrued liabilities	74
Net cash used in operating activities	(3,557)
Cash flows from investing activities:
Proceeds from sales and maturities of short-term investments	4,544
Purchases of short-term investments	(4,525)
Purchase of property and equipment	(83)
Proceeds from the sale of property and equipment	2
Net cash (used in) provided by investing activities	(62)
Cash flows from financing activities:
Proceeds from sale of common stock under common stock purchase agreement, net of related costs of $4	135
Net cash provided by financing activities	135
Net increase in cash and cash equivalents	(3,484)
Cash and cash equivalents at beginning of period	6,211
Cash and cash equivalents at end of period	$ 2,727

Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 29, 2012
Statements of Cash Flows
Proceeds from sale of common stock under common stock purchase agreement, related costs	$ 4

Organization and Business	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Organization and Business
Organization and Business

1.             Organization and Business

Kips Bay Medical, Inc. (“we”, “us” or “our”) was incorporated in the state of Delaware on May 1, 2007. We are a medical device company focused on manufacturing and commercializing our external saphenous vein support technology, or eSVS Mesh, for use in coronary artery bypass grafting (“CABG”) surgery. Our eSVS Mesh is a nitinol mesh sleeve that, when placed over a saphenous vein graft during CABG surgery, is designed to improve the structural characteristics and long-term performance of the saphenous vein graft. In CABG procedures, surgeons harvest blood vessels, including the internal mammary artery from the chest and the saphenous vein from the leg, and attach the harvested vessels to bypass, or provide blood flow around, blocked coronary arteries.

Recently Adopted Accounting Standards

In 2012 we adopted the amended provisions of the Comprehensive Income topic of the Financial Accounting Standards Board Codification. The amended provisions were issued to enhance comparability between entities that report under GAAP and IFRS and to provide a more consistent method of presenting non-owner transactions that affect an entity’s equity. This topic eliminates the option to report other comprehensive income and its components in the statement of changes in stockholders’ equity and requires an entity to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement or in two separate but consecutive statements. The adoption of this amendment did not have a material effect on our Financial Statements as the amendment only impacts presentation.

1. Organization and Business

        Kips Bay Medical, Inc. ("we", "us" or "our") was incorporated in the state of Delaware on May 1, 2007. We are a medical device company focused on manufacturing and commercializing our external saphenous vein support technology, or eSVS® MESH, for use in coronary artery bypass grafting ("CABG") surgery. Our eSVS Mesh is a nitinol mesh sleeve that, when placed over a saphenous vein graft during CABG surgery, is designed to improve the structural characteristics and long-term performance of the saphenous vein graft. In CABG procedures, surgeons harvest blood vessels, including the internal mammary artery from the chest and the saphenous vein from the leg, and attach the harvested vessels to bypass, or provide blood flow around, blocked coronary arteries.

        During 2011 we have commenced significant revenue generating activities and are focused on the manufacture and commercialization of our eSVS Mesh. In previous years we were a development stage company.

Interim Financial Statements	9 Months Ended
Sep. 29, 2012
Interim Financial Statements
Interim Financial Statements

2.             Interim Financial Statements

We have prepared the accompanying unaudited interim financial statements in accordance with accounting principles generally accepted in the United States (“US GAAP”) for interim financial information and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X of the Securities and Exchange Commission (“SEC”). Accordingly, they do not include all of the information and footnotes required by US GAAP for complete financial statements. These interim financial statements reflect all adjustments consisting of normal recurring accruals, which, in the opinion of management, are necessary to present fairly our financial position, results of operations and cash flows for the interim periods presented. These interim financial statements should be read in conjunction with the annual financial statements and the notes thereto included in our most recent annual report on Form 10-K filed with the SEC on March 15, 2012. The nature of our business is such that the results of any interim period may not be indicative of the results to be expected for the entire year.

Use of Estimates	9 Months Ended
Sep. 29, 2012
Summary of Significant Accounting Policies
Use of Estimates

3.             Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements and accompanying notes. Actual results could differ from those estimates.

Inventories	9 Months Ended
Sep. 29, 2012
Inventories
Inventories

4.             Inventories

Inventories include purchased materials, labor and manufacturing overhead and are stated at the lower of cost (first-in, first-out method) or market. Appropriate consideration is given to deterioration, obsolescence and other factors in evaluating net realizable value.

Inventories, net, consist of the following (in thousands):

	September 29, 2012	December 31, 2011

Raw materials	$83	$91
Work in process	376	392
Finished goods	491	409
Total	$950	$892

Net Loss Per Share	9 Months Ended
Sep. 29, 2012
Net Loss Per Share
Net Loss Per Share

5.             Net Loss Per Share

The following table summarizes our calculation of net loss per common share for each of the periods presented (in thousands, except share and per share data):

	Three Months Ended		Nine Months Ended
	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011
Net loss	$(1,365)	$(1,188)	$(4,019)	$(3,141)
Weighted average shares outstanding—basic and diluted	16,345,579	15,756,346	16,310,967	15,366,841
Basic and diluted net loss per share	$(0.08)	$(0.08)	$(0.25)	$(0.20)

The following outstanding potential common shares not included in diluted net loss per share calculations as their effects were not dilutive:

	Three Months Ended		Nine Months Ended
	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011
Employee and non-employee stock options	1,186,000	848,000	1,186,000	848,000
Common shares issuable to underwriters under purchase option agreements	103,125	103,125	103,125	103,125

Cash, Cash Equivalents and Short-Term Investments	9 Months Ended
Sep. 29, 2012
Cash, Cash Equivalents and Short-Term Investments
Cash, Cash Equivalents and Short-Term Investments

6.             Cash, Cash Equivalents and Short-Term Investments

Cash, cash equivalents and short-term investments consist of the following (in thousands):

	September 29, 2012	December 31, 2011
Cash and cash equivalents
Cash	$490	$571
Money market funds	2,237	5,640
Total cash and cash equivalents	$2,727	$6,211

Short-term investments
Money market funds	$236	$236
Commercial paper	750	—
Corporate debt	1,787	2,621
Bank certificate of deposit	100	100
Total short-term investments	$2,873	$2,957

As of September 29, 2012 and December 31, 2011, the remaining contractual maturities of all short-term investments were less than 12 months. Due to the short-term nature of our investments, amortized cost approximates fair value for all investments.

Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Fair Value of Financial Instruments
Fair Value of Financial Instruments

7.             Fair Value of Financial Instruments

We apply the provisions of FASB ASC 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value under US GAAP, and enhances disclosures about fair value measurements.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between knowledgeable and willing market participants. Valuation techniques used to measure fair value, as required by FASB ASC 820, must maximize the use of observable inputs and minimize the use of unobservable inputs.

The standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value. Our assessment of the significance of a particular input to the fair value measurements requires judgment, and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy. The three levels of input are:

Level 1—Quoted prices in active markets for identical assets or liabilities.

Level 2—Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Our cash and equivalents and short-term investments consist of bank deposits, money market funds, commercial paper and corporate debt securities. Our money market funds are traded in active markets and are recorded at fair value based upon quoted market prices.

We determine the fair value of our bank certificate of deposit, commercial paper and corporate debt securities using other observable inputs which may include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets which are not active, other quoted prices which are directly observable and/or market inputs that are not directly observable, but are derived from or corroborated by other observable market data. Accordingly, we have classified the valuation of these securities as Level 2.

Other financial instruments, including accounts receivable, accounts payable and accrued liabilities, are carried at cost, which we believe approximates fair value because of the short-term maturity of these instruments.

A summary of financial assets measured at fair value on a recurring basis at September 29, 2012 and December 31, 2011 is as follows (in thousands):

	September 29, 2012				December 31, 2011
	Total	Quoted Prices In Active Markets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices In Active Markets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Money market funds	$2,473	$2,473	$—	$—	$5,876	$5,876	$—	$—
Bank certificate of deposit	100	—	100	—	100	—	100	—
Corporate debt securities	1,787	—	1,787	—	2,621	—	2,621	—
Commercial paper	750	—	750	—	—	—	—	—
Total	$5,110	$2,473	$2,637	$—	$8,597	$5,876	$2,721	$—

3. Fair Value of Financial Instruments

        We apply the provisions of FASB ASC 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value under US GAAP, and enhances disclosures about fair value measurements.

        Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The standard establishes a valuation hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizing the use of unobservable inputs by requiring that the most observable inputs be used when available.

        The standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value. Our assessment of the significance of a particular input to the fair value measurements requires judgment, and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy. The fair value hierarchy of measurements is categorized into one of the following three levels based on the lowest level of significant input used:

          Level 1—Quoted prices in active markets for identical assets or liabilities.

          Level 2—Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

          Level 3—Unobservable inputs that are supported by little or no market activity.

        Our cash equivalents and short-term investments consist of bank deposits, money market funds, and corporate debt securities. Our money market funds are traded in active markets and are recorded at fair value based upon quoted market prices.

        We determine the fair value of our bank certificate of deposit and corporate debt securities using other observable inputs which may include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets which are not active, other quoted prices which are directly observable and/or market inputs that are not directly observable, but are derived from or corroborated by other observable market data. Accordingly, we have classified the valuation of these securities as Level 2.

        Other financial instruments, including accounts receivable, accounts payable and accrued liabilities, are carried at cost, which we believe approximates fair value because of the short-term maturity of these instruments.

        A summary of financial assets (in thousands) measured at fair value on a recurring basis at December 31, 2011 and 2010 is as follows:

	December 31, 2011				December 31, 2010
	Total	Quoted Prices In Active Markets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices In Active Markets (Level 1)	Significant Unobservable Inputs (Level 3)
Money market funds	$5,876	$5,876	$—	$—	$486	$486	$—
Bank certificate of deposit	100	—	100	—	—	—	—
Corporate debt securities	2,621	—	2,621	—	—	—	—

Total	$8,597	$5,876	$2,721	$—	$486	$486	$—

Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Property and Equipment
Property and Equipment

8.             Property and Equipment

Property and equipment consist of the following (in thousands):

	September 29, 2012	December 31, 2011

Furniture and fixtures	$56	$56
Machinery, equipment and tooling	505	513
Computers and software	171	111
Leasehold improvements	90	90
Accumulated depreciation	(372)	(303)
Property and equipment, net	$450	$467

Depreciation expense for the nine months ended September 29, 2012 and October 1, 2011 was $82,000 and $74,000, respectively.

5. Property and Equipment

        At December 31, 2011 and 2010, property and equipment consist of the following (in thousands):

	December 31,
	2011	2010
Furniture and fixtures	$56	$41
Machinery, equipment and tooling	513	494
Computers and software	111	74
Leasehold improvements	90	49
Accumulated depreciation	(303)	(192)

Property and equipment, net	$467	$466

        Depreciation expense for the years ended December 31, 2011, 2010 and 2009 was $111,000, $74,000 and $60,000, respectively.

Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Commitments and Contingencies
Commitments and Contingencies

9.             Commitments and Contingencies

Royalty Payments

The core intellectual property relating to our eSVS Mesh was acquired from Medtronic, Inc. pursuant to an Assignment and License Agreement dated October 9, 2007. As consideration for the assignment of such intellectual property, we have agreed to pay Medtronic an aggregate of up to $15.0 million upon the achievement of certain sales milestones and a royalty of 4% on sales of our eSVS Mesh. The milestones and related payments consist of $5.0 million due on the one-year anniversary of the first commercial sale of our eSVS Mesh, $5.0 million due when our cumulative net sales reach $15.0 million and $5.0 million due when our cumulative net sales reach $40.0 million. We had our first commercial sale of our eSVS Mesh in June 2010 and accrued an expense for the first milestone obligation at that time. This $5.0 million dollar milestone obligation was paid in June 2011. Royalty obligations are payable 60 days after the end of each fiscal quarter, are recorded as a component of our cost of sales and will terminate upon the earlier of the expiration of all of the patents and patent applications acquired from Medtronic, Inc., or when the aggregate royalties paid reaches $100.0 million. We recorded royalty expense of $8,000 and $6,000 for the nine months ended September 29, 2012 and October 1, 2011, respectively.

Legal Proceedings

We are not currently engaged in any litigation.

6. Commitments and Contingencies

Leases

        On October 1, 2007, we entered into an operating lease agreement for our current facility which houses our corporate offices and manufacturing space. The term of this lease originally ran from October 1, 2007 through September 30, 2010. In June 2010, we executed an amendment to our lease that extended the lease term through September 30, 2011. In May 2011, we executed a second amendment to our lease that extended the lease term through September 30, 2014. Under the terms of the second amendment, our base rent was reduced to the current market rate effective October 1, 2011 and will subsequently be increased by approximately 2.5% on October 1, 2012 and 2013.

        On June 2, 2011, we entered into an operating sub-lease agreement for approximately 2,800 square feet of office space adjoining our current facility. The term of this lease runs from June 15, 2011 through September 30, 2014. The monthly base rent amount is fixed over the entire term of the sub-lease.

        We also lease certain other office equipment under non-cancelable operating lease arrangements which are not recognized on our balance sheets.

        Annual future minimum lease obligations under our operating lease agreements as of December 31, 2011 are as follows (in thousands):

2012	$84
2013	82
2014	62

Total	$228

        Rent expense was $88,000, $57,000 and $57,000 for each of the years ended December 31, 2011, 2010 and 2009, respectively.

Royalty Payments

        The core intellectual property relating to our eSVS Mesh was acquired from Medtronic, Inc. pursuant to an Assignment and License Agreement dated October 9, 2007. As consideration for the assignment of such intellectual property, we have agreed to pay Medtronic an aggregate of up to $15.0 million upon the achievement of certain sales milestones and a royalty of 4% on sales of our eSVS Mesh. The milestones and related payments consist of $5.0 million due on the one-year anniversary of the first commercial sale of our eSVS Mesh, $5.0 million due when our cumulative net sales reach $15.0 million and $5.0 million due when our cumulative net sales reach $40.0 million. We reached the first milestone in June 2010 and accrued an expense for the first milestone obligation at that time. This milestone obligation was paid in June 2011. Royalty obligations are payable 60 days after the end of each fiscal quarter, are recorded as a component of our cost of sales and will terminate upon the earlier of the expiration of all of the patents and patent applications acquired from Medtronic, Inc., or when the aggregate royalties paid reaches $100.0 million. We recognized royalty expense of $10,000 and $9,000 for the years ended December 31, 2011 and 2010, respectively.

Legal Proceedings

        We are not currently engaged in any litigation.

Employment Agreements

        We entered into an employment agreement with Manny Villafaña, our founder, Chief Executive Officer and, at that time, sole director, on July 19, 2007, which provides for a base salary and discretionary bonuses as determined by our Board of Directors. Mr. Villafaña is also entitled to participate in any employee benefit plans we sponsor. If we terminate Mr. Villafaña's employment without cause, he is entitled to his base salary for the entire term of the employment agreement, which expires on July 1, 2012.

        Mr. Villafaña's employment agreement contains usual and customary provisions relating to confidential information and assignment of inventions to us. In addition, the agreement contains certain provisions concerning Mr. Villafaña's post-employment activities. Pursuant to the agreement, he has agreed not to compete with us for a period of two years after the termination of his employment. Such two-year period will automatically be extended by one year increments, up to a total of five years, unless terminated by us. As consideration for this non-competition provision, we will make a monthly payment to Mr. Villafaña equal to one twelfth of his base salary at the time of termination, adjusted upward annually by the change in the Consumer Price Index, or CPI, beginning with the first month after termination of employment and continuing until the non-competition provision expires. Mr. Villafaña will also be entitled to continue his participation in our medical benefits plan for the term of the non-competition provision, provided he continues to pay the employee portion of the premium. Following the termination of his employment with us, Mr. Villafaña has also agreed to consult on non-confidential matters at the request of our Board of Directors.

        We also entered into a change in control agreement with Mr. Villafaña on September 12, 2008. Under the terms of this agreement, if, within 24 months of a change in control, Mr. Villafaña's employment is terminated by us other than for cause, or if he resigns for good reason, Mr. Villafaña will be entitled to a prorated portion of any annual incentive bonus for the fiscal year in which the termination occurs and a severance benefit equal to three years of his base salary. The change in control agreement's expiration date was September 12, 2011, but it has been and will continue to be automatically extended by one-year increments unless either party provides written notice to the other of the intent not to extend the agreement.

        We have entered into employment agreements with certain key employees providing for an annual salary and such benefits in the future as may be approved by the Board of Directors. We have also entered into change of control agreements with certain of our employees which provide that if the employee is terminated for a reason other than cause, or resigns for good reason, upon a merger, acquisition, sale of substantially all of our assets, or liquidation, the employee will receive severance payments equal to his or her monthly base salary for 12 to 36 months.

Indemnification Agreements

        The Company, as permitted under Delaware law and in accordance with its Bylaws, indemnifies its officers and directors for certain events or occurrences, subject to certain limits, while the officer or director is or was serving at the Company's request in such capacity. The term of the indemnification period is for the officer's or director's lifetime. The Company may terminate the indemnification agreements with its officers and directors upon 90 days written notice, but termination will not affect claims for indemnification relating to events occurring prior to the effective date of termination. The maximum amount of potential future indemnification is unlimited; however, the Company has a director and officer insurance policy that limits its exposure and may enable it to recover a portion of any future amounts paid. The Company believes the fair value of these indemnification agreements is minimal. Accordingly, the Company has not recorded any liabilities for these agreements as of December 31, 2011 or 2010.

Common Stock Purchase Agreement	9 Months Ended
Sep. 29, 2012
Common Stock Purchase Agreement.
Common Stock Purchase Agreement

10.          Common Stock Purchase Agreement

On October 24, 2011, we entered into a common stock purchase agreement (the “Purchase Agreement”) with Aspire Capital Fund, LLC, an Illinois limited liability company (“Aspire Capital”), which provides that, upon the terms and subject to the conditions and limitations set forth therein, Aspire Capital is committed to purchase up to an aggregate of $20.0 million of shares of our common stock (the “Purchase Shares”) over a three year period at purchase prices determined in accordance with the Purchase Agreement. Pursuant to the terms of the Purchase Agreement, we have filed and maintain a registration statement on Form S-1 with the SEC under which we have registered 3,164,357 shares of our common stock for resale by Aspire.

In consideration for entering into the Purchase Agreement, concurrently with the execution of the Purchase Agreement, we issued to Aspire Capital 378,788 shares of our common stock as a commitment fee (the “Commitment Shares”). The Purchase Agreement provides that we may not issue and sell more than 3,164,357 shares of our common stock, including the Commitment Shares (19.9% of the Company’s outstanding shares as of October 24, 2011, the date of the Purchase Agreement), without stockholder approval as required by the applicable listing maintenance rules of The NASDAQ Capital Market.

As of September 29, 2012, we have sold 100,000 shares of common stock to Aspire Capital pursuant to the Purchase Agreement and, including the Commitment Shares, an aggregate of 478,788 shares of common stock have been issued to Aspire Capital pursuant to the Purchase Agreement.

The Purchase Agreement contains customary representations, warranties, covenants, closing conditions and indemnification and termination provisions by, among and for the benefit of the parties. The Purchase Agreement may be terminated by us at any time, at our discretion, without any cost or penalty to us. Aspire Capital has covenanted not to cause or engage in any manner whatsoever, any direct or indirect short selling or hedging of our shares. We did not pay Aspire Capital any expense reimbursement in connection with the transaction. There are no limitations on use of proceeds, financial or business covenants, restrictions on future fundings, rights of first refusal, participation rights, penalties or liquidated damages in the Purchase Agreement.

Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Stock-Based Compensation
Stock-Based Compensation

11.          Stock-Based Compensation

2007 Long-Term Incentive Plan

Our 2007 Long-Term Incentive Plan (the “Plan”) was adopted by the Board of Directors in July 2007. The Plan permits the granting of incentive and non-statutory stock options, restricted stock, stock appreciation rights, performance units, performance shares and other stock awards to eligible employees, directors and consultants. We grant options to purchase shares of common stock under the Plan at no less than the fair market value of the underlying common stock as of the date of grant. Options granted under the Plan have a maximum term of ten years and generally vest over four years for employees, at the rate of 25% of total shares underlying the option each year, and over three years for non-employees, with 25% vesting upon grant and 25% vesting each year thereafter. Under the Plan, a total of 2,000,000 shares of common stock were initially reserved for issuance.

A summary of option activity for the nine months ended September 29, 2012 is as follows:

	Shares Under Option	Weighted Average Exercise Price
Options outstanding at December 31, 2011	1,261,000	$3.73
Granted	15,000	1.00
Exercised	—	—
Cancelled	(90,000)	4.23
Options outstanding at September 29, 2012	1,186,000	$3.66

The assumptions used in the Black-Scholes option-pricing model for the nine months ended September 29, 2012 are as follows:

September 29, 2012
Risk free interest rate	0.92%
Dividend yield	0%
Expected volatility	57%
Expected term	6.25 years
Weighted average grant date fair value	$0.54

Stock-based compensation expense for each of the periods presented is as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011
Cost of sales	$12	$12	$41	$33
Research and development	42	28	108	72
Selling, general and administrative	91	83	308	205
Total stock-based compensation	$145	$123	$457	$310

8. Stock-Based Compensation

2007 Long-Term Incentive Plan

        Our 2007 Long-Term Incentive Plan (the "Plan"), was adopted by the Board of Directors and approved by our stockholders in July 2007. The Plan permits the granting of incentive and non-statutory stock options, restricted stock, stock appreciation rights, performance units, performance shares and other stock awards to eligible employee, directors and consultants. We grant options to purchase shares of common stock under the Plan at no less than the fair market value of the underlying common stock as of the date of grant. Options granted under the Plan have a maximum term of ten years and generally vest over four years for employees, at the rate of 25% of total shares underlying the option each year, and over three years for non-employees, with 25% vesting upon grant and 25% vesting each year thereafter. Under the Plan, a total of 2,000,000 shares of common stock were initially reserved for issuance. As of December 31, 2011, we have 515,500 shares of common stock available for issuance under the Plan.

        A summary of option activity is as follows:

	Shares Under Option	Weighted Average Exercise Price
Options outstanding at December 31, 2009	598,000	$3.08
Granted	215,000	7.00
Exercised	—	—
Forfeited and cancelled	—	—

Options outstanding at December 31, 2010	813,000	$4.12

Granted	688,000	3.41
Exercised	(87,500)	1.00
Forfeited and cancelled	(152,500)	5.93

Options outstanding at December 31, 2011	1,261,000	$3.73

        A summary of the status of our unvested shares during the year ended and as of December 31, 2011 is as follows:

	Shares Under Option	Weighted Average Grant-Date Fair Value
Unvested at December 31, 2010	400,250	$2.67
Granted	688,000	1.57
Vested	(190,125)	1.82
Forfeited and cancelled	(137,125)	3.05

Unvested at December 31, 2011	760,625	$1.86

        Information about stock options outstanding, vested and expected to vest as of December 31, 2011, is as follows:

Outstanding, Vested and Expected to Vest			Options Vested
Per Share Exercise Price	Shares	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Options Exercisable	Weighted Average Remaining Contractual Life (Years)
$1.00	234,000	5.86	$1.00	233,000	5.86
1.62	5,000	9.91	1.62	—	—
2.00	418,000	9.72	2.00	35,625	9.04
3.21	15,000	9.39	3.21	—	—
5.25	130,000	9.33	5.25	—	—
5.83	174,000	6.80	5.83	164,250	6.81
6.00	30,000	7.68	6.00	15,000	7.68
6.10	95,000	9.18	6.10	—	—
7.00	160,000	8.07	7.00	52,500	8.07

	1,261,000	8.26	3.44	500,375	5.86

        The cumulative grant date fair value of employee options vested during the years ended December 31, 2011, 2010 and 2009 was $244,000, $118,000 and $67,000, respectively. The total intrinsic value of options exercised during the years ended December 31, 2011, 2010 and 2009 was $58,000, $0 and $5,000, respectively. Total proceeds received for options exercised during the year ended December 31, 2011, 2010 and 2009 were $87,500, $0 and $1,000, respectively. On an aggregated basis, as of December 31, 2011, there was no intrinsic value for our total outstanding options and for our options exercisable.

        As of December 31, 2011, 2010 and 2009, total compensation expense related to unvested employee stock options not yet recognized was $944,000, $608,000 and $297,000, respectively, which is expected to be allocated to expenses over a weighted-average period of 2.72, 1.88 and 2.22 years, respectively.

        The assumptions used in the Black-Scholes option-pricing model for the years ended December 31, 2011, 2010 and 2009 are as follows:

	December 31,
	2011	2010	2009
Risk free interest rate	1.24% - 2.63%	2.45 - 2.82%	1.75 - 2.80%
Dividend yield	0%	0%	0%
Expected volatility	53%	50%	48%
Expected term	5.75 - 6.25 years	5.75 - 6.25 years	6.25 years
Weighted average grant date fair value	$1.76	$3.56	$2.91

Nonemployee Stock-Based Compensation

        We account for stock options granted to nonemployees in accordance with FASB ASC 718. In connection with stock options granted to nonemployees we recorded $30,000, $388,000 and $342,000 for nonemployee stock-based compensation during the years ended December 31, 2011, 2010 and 2009, respectively. These amounts were based upon the fair value of the vested portion of the grants.

        Amounts expensed during the remaining vesting period will be determined based on the fair value at the time of vesting.

Restricted stock awards

        A summary of restricted stock award activity is as follows:

	Number of Shares	Weighted Average Fair Value
Awards outstanding at December 31, 2010	—	—
Granted	135,000	$5.89
Vested	—	—
Cancelled	—	—

Awards outstanding at December 31, 2011	135,000	$5.89

        The fair value of each restricted stock award is equal to the fair market value of our common stock at the date of grant. Restricted stock awards vest over a period of time that varies with the purpose of the individual award. As of December 31, 2011, outstanding awards vest over a range of one to four years. The estimated fair value of restricted stock awards, including the effect of estimated forfeitures, is recognized on a straight-line basis over the restricted stock's vesting period. We recorded stock-based compensation expense for restricted stock grants of $159,000 for the year ended December 31, 2011.

Common Stock Purchase Options issued to underwriters

        In conjunction with the completion of our initial public offering in February 2011, we issued to the underwriters and their designees options to purchase an aggregate of 103,125 shares of our common stock at an exercise price of $10.00, or 125% of the purchase price of shares sold in the IPO. These options have a five year term and become exercisable on February 10, 2012, one year after the effective date of the IPO. These options were not issued under our 2007 Long-Term Incentive Plan.

Employee Benefit Plan	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Employee Benefit Plan
Employee Benefit Plan

12.          Employee Benefit Plan

We maintain a simplified employee retirement plan, or SEP, which commenced on January 1, 2008. The SEP is a defined contribution plan; employee contributions are voluntary and are determined on an individual basis, limited by the maximum amounts allowable under federal tax regulations. We contribute up to 3% of each individual’s base salary as required under the safe-harbor provisions of Internal Revenue Service rules governing SEP plans. Our contributions vest immediately and are expensed when paid. We have recorded contribution expenses of $39,000 and $41,000 for the nine months ended September 29, 2012 and October 1, 2011, respectively.

9. Employee Benefit Plan

        We maintain a simplified employee retirement plan, or SEP, which commenced on January 1, 2008. The SEP is a defined contribution plan; employee contributions are voluntary and are determined on an individual basis, limited by the maximum amounts allowable under federal tax regulations. We contribute up to 3% of each individual's base salary as required under the safe-harbor provisions of Internal Revenue Service rules governing SEP plans. Our contributions vest immediately and are expensed when paid. We have recorded contributions of $52,000, $46,000 and $38,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Organization and Business (Policies)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Organization and Business
Recently Adopted Accounting Standards

In 2012 we adopted the amended provisions of the Comprehensive Income topic of the Financial Accounting Standards Board Codification. The amended provisions were issued to enhance comparability between entities that report under GAAP and IFRS and to provide a more consistent method of presenting non-owner transactions that affect an entity’s equity. This topic eliminates the option to report other comprehensive income and its components in the statement of changes in stockholders’ equity and requires an entity to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement or in two separate but consecutive statements. The adoption of this amendment did not have a material effect on our Financial Statements as the amendment only impacts presentation.

In December 2011, FASB issued ASU 2011-12, Comprehensive Income, or ASU 2011-12, which amended ASU 2011-05 Presentation of Comprehensive Income. These accounting updates require entities to present items of net income and other comprehensive income either in a single continuous statement, or in separate, but consecutive, statements of net income and other comprehensive income. The new requirements do not change which components of comprehensive income are recognized in net income or other comprehensive income, or when an item of other comprehensive income must be reclassified to net income. The updates are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Since this standard impacts disclosure requirements only, the Company does not expect its adoption will have a material impact on our consolidated results of operations or financial condition.

        In May 2011, the FASB issued ASU 2011-04 which was issued to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards ("IFRS"). ASU 2011-04 changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. This guidance is effective for us beginning on January 1, 2012. Its adoption is not expected to significantly impact our financial statements.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements and accompanying notes. Actual results could differ from those estimates.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the combined consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Inventories
Schedule of inventories, net

	September 29, 2012	December 31, 2011

Raw materials	$83	$91
Work in process	376	392
Finished goods	491	409
Total	$950	$892

	2011	2010
Raw materials	$91	$102
Work in process	392	231
Finished goods	409	273

	$892	$606

Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Net Loss Per Share
Schedule of calculation of net loss per common share

	Three Months Ended		Nine Months Ended
	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011
Net loss	$(1,365)	$(1,188)	$(4,019)	$(3,141)
Weighted average shares outstanding—basic and diluted	16,345,579	15,756,346	16,310,967	15,366,841
Basic and diluted net loss per share	$(0.08)	$(0.08)	$(0.25)	$(0.20)

	December 31,
	2011	2010	2009
Net loss	$(4,250)	$(10,892)	$(3,337)
Weighted average shares outstanding—basic and diluted	15,557,969	13,431,661	11,069,342

Net loss per share—basic and diluted	(0.27)	(0.81)	(0.30)

Schedule of outstanding potential common shares not included in diluted net loss per share calculations
	Three Months Ended		Nine Months Ended
	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011
Employee and non-employee stock options	1,186,000	848,000	1,186,000	848,000
Common shares issuable to underwriters under purchase option agreements	103,125	103,125	103,125	103,125

		December 31,
	2011	2010	2009
Employee and non-employee stock options	1,261,000	813,000	598,000
Common shares issuable to underwriters under option purchase agreements (See note 7)	103,125	—	—
Common shares issuable under investor option purchase agreements (See note 7)	—	—	600,000

Cash, Cash Equivalents and Short-Term Investments (Tables)	9 Months Ended
Sep. 29, 2012
Cash, Cash Equivalents and Short-Term Investments
Schedule of cash, cash equivalents and short-term investments

	September 29, 2012	December 31, 2011
Cash and cash equivalents
Cash	$490	$571
Money market funds	2,237	5,640
Total cash and cash equivalents	$2,727	$6,211

Short-term investments
Money market funds	$236	$236
Commercial paper	750	—
Corporate debt	1,787	2,621
Bank certificate of deposit	100	100
Total short-term investments	$2,873	$2,957

Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Fair Value of Financial Instruments
Schedule of financial assets measured at fair value on a recurring basis

	September 29, 2012				December 31, 2011
	Total	Quoted Prices In Active Markets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices In Active Markets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Money market funds	$2,473	$2,473	$—	$—	$5,876	$5,876	$—	$—
Bank certificate of deposit	100	—	100	—	100	—	100	—
Corporate debt securities	1,787	—	1,787	—	2,621	—	2,621	—
Commercial paper	750	—	750	—	—	—	—	—
Total	$5,110	$2,473	$2,637	$—	$8,597	$5,876	$2,721	$—

	December 31, 2011				December 31, 2010
	Total	Quoted Prices In Active Markets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices In Active Markets (Level 1)	Significant Unobservable Inputs (Level 3)
Money market funds	$5,876	$5,876	$—	$—	$486	$486	$—
Bank certificate of deposit	100	—	100	—	—	—	—
Corporate debt securities	2,621	—	2,621	—	—	—	—

Total	$8,597	$5,876	$2,721	$—	$486	$486	$—

Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Property and Equipment
Schedule of property and equipment

	September 29, 2012	December 31, 2011

Furniture and fixtures	$56	$56
Machinery, equipment and tooling	505	513
Computers and software	171	111
Leasehold improvements	90	90
Accumulated depreciation	(372)	(303)
Property and equipment, net	$450	$467

	December 31,
	2011	2010
Furniture and fixtures	$56	$41
Machinery, equipment and tooling	513	494
Computers and software	111	74
Leasehold improvements	90	49
Accumulated depreciation	(303)	(192)

Property and equipment, net	$467	$466

Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Stock-Based Compensation
Summary of option activity
	Shares Under Option	Weighted Average Exercise Price
Options outstanding at December 31, 2011	1,261,000	$3.73
Granted	15,000	1.00
Exercised	—	—
Cancelled	(90,000)	4.23
Options outstanding at September 29, 2012	1,186,000	$3.66

Schedule of assumptions used in the Black-Scholes option-pricing model

September 29, 2012
Risk free interest rate	0.92%
Dividend yield	0%
Expected volatility	57%
Expected term	6.25 years
Weighted average grant date fair value	$0.54

	December 31,
	2011	2010	2009
Risk free interest rate	1.24% - 2.63%	2.45 - 2.82%	1.75 - 2.80%
Dividend yield	0%	0%	0%
Expected volatility	53%	50%	48%
Expected term	5.75 - 6.25 years	5.75 - 6.25 years	6.25 years
Weighted average grant date fair value	$1.76	$3.56	$2.91

Schedule of stock-based compensation expense recorded in statements of comprehensive income

	Three Months Ended		Nine Months Ended
	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011
Cost of sales	$12	$12	$41	$33
Research and development	42	28	108	72
Selling, general and administrative	91	83	308	205
Total stock-based compensation	$145	$123	$457	$310

	December 31,
	2011	2010	2009
Cost of sales	$46	$12	$—
Research and development	153	520	390
Sales, general and administrative	293	93	47

Total stock-based compensation	$492	$625	$437

Inventories (Details) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventories, net
Raw materials	$ 83	$ 91	$ 102
Work in process	376	392	231
Finished goods	491	409	273
Inventories	$ 950	$ 892	$ 606

Net Loss Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended													9 Months Ended		12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2010	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Dec. 31, 2009	Oct. 03, 2009	Jul. 04, 2009	Apr. 04, 2009	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Loss Per Share
Net loss	$ (1,365)	$ (1,109)	$ (1,188)	$ (1,044)	$ (909)	$ (803)	$ (733)	$ (5,871)	$ (3,485)	$ (117)	$ (1,279)	$ (816)	$ (1,125)	$ (4,019)	$ (3,141)	$ (4,250)	$ (10,892)	$ (3,337)
Weighted average shares outstanding-basic and diluted	16,345,579		15,756,346											16,310,967	15,366,841	15,557,969	13,431,661	11,069,342
Net loss per share-basic and diluted (in dollars per share)	$ (0.08)	$ (0.07)	$ (0.08)	$ (0.07)	$ (0.06)	$ (0.06)	$ (0.05)	$ (0.43)	$ (0.27)	$ (0.01)	$ (0.1)	$ (0.07)	$ (0.14)	$ (0.25)	$ (0.2)	$ (0.27)	$ (0.81)	$ (0.3)
Employee and non-employee stock options
Number of outstanding common shares not included in calculation of diluted net loss per share
Number of outstanding common shares not included in calculation of diluted net loss per share	1,186,000		848,000											1,186,000	848,000	1,261,000	813,000	598,000
Common shares issuable to underwriters under purchase option agreements
Number of outstanding common shares not included in calculation of diluted net loss per share
Number of outstanding common shares not included in calculation of diluted net loss per share	103,125		103,125											103,125	103,125

Cash, Cash Equivalents and Short-Term Investments (Details) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash, Cash Equivalents and Short-Term Investments
Cash and cash equivalents	$ 2,727	$ 6,211	$ 3,445	$ 3,548	$ 2,469	$ 943
Short-term investments	2,873	2,957		236
Commercial Paper
Cash, Cash Equivalents and Short-Term Investments
Short-term investments	750
Corporate Debt
Cash, Cash Equivalents and Short-Term Investments
Short-term investments	1,787	2,621
Bank certificate of deposit
Cash, Cash Equivalents and Short-Term Investments
Short-term investments	100	100
Cash
Cash, Cash Equivalents and Short-Term Investments
Cash and cash equivalents	490	571
Money market funds
Cash, Cash Equivalents and Short-Term Investments
Cash and cash equivalents	2,237	5,640
Short-term investments	$ 236	$ 236

Fair Value of Financial Instruments (Details) (Recurring, USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011	Dec. 31, 2010
Total
Fair Value of Financial Instruments
Total financial assets at fair value	$ 5,110	$ 8,597	$ 486
Total | Money market funds
Fair Value of Financial Instruments
Total financial assets at fair value	2,473	5,876	486
Total | Bank certificate of deposit
Fair Value of Financial Instruments
Total financial assets at fair value	100	100
Total | Corporate Debt
Fair Value of Financial Instruments
Total financial assets at fair value	1,787	2,621
Total | Commercial Paper
Fair Value of Financial Instruments
Total financial assets at fair value	750
Quoted Prices In Active Markets (Level 1)
Fair Value of Financial Instruments
Total financial assets at fair value	2,473	5,876	486
Quoted Prices In Active Markets (Level 1) | Money market funds
Fair Value of Financial Instruments
Total financial assets at fair value	2,473	5,876	486
Other Observable Inputs (Level 2)
Fair Value of Financial Instruments
Total financial assets at fair value	2,637	2,721
Other Observable Inputs (Level 2) | Bank certificate of deposit
Fair Value of Financial Instruments
Total financial assets at fair value	100	100
Other Observable Inputs (Level 2) | Corporate Debt
Fair Value of Financial Instruments
Total financial assets at fair value	1,787	2,621
Other Observable Inputs (Level 2) | Commercial Paper
Fair Value of Financial Instruments
Total financial assets at fair value	$ 750

Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property and Equipment
Accumulated depreciation	$ (372)		$ (303)	$ (192)
Property and equipment, net	450		467	466
Depreciation expense	82	74	111	74	60
Furniture and fixtures
Property and Equipment
Gross amount	56		56	41
Machinery, equipment and tooling
Property and Equipment
Gross amount	505		513	494
Computers and software
Property and Equipment
Gross amount	171		111	74
Leasehold improvements
Property and Equipment
Gross amount	$ 90		$ 90	$ 49

Commitments and Contingencies (Details) (Assignment and License Agreement, USD $)	1 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2011	Oct. 31, 2007	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010
Assignment and License Agreement
Royalty payments for acquisition of core intellectual property
Maximum Royalty payment upon the achievement of certain sales milestones		$ 15,000,000
Rate of royalty payment on sales (as a percent)		4.00%
Royalty payment due on one year anniversary of the first commercial sale		5,000,000
Royalty payment due on achievement of second net sales milestone		5,000,000
Cumulative net sales second milestone		15,000,000
Royalty payment due on achievement of third net sales milestone		5,000,000
Cumulative net sales third milestone		40,000,000
Milestone obligation paid	5,000,000
Period after the end of each fiscal quarter in which royalty obligations are payable		60 days
Amount of royalties after which royalty payment obligation will terminate		100,000,000
Royalty expense			$ 8,000	$ 6,000	$ 10,000	$ 9,000

Common Stock Purchase Agreement (Details) (Common stock purchase agreement with Aspire Capital Fund, LLC, USD $) In Millions, except Share data, unless otherwise specified	Sep. 29, 2012	Oct. 24, 2011 Y
Common stock purchase agreement with Aspire Capital Fund, LLC
Common Stock Purchase Agreement
Maximum value of shares of common stock Aspire is committed to purchase		$ 20
Period over which shares of common stock are committed for issuance (in years)		3
Shares of common stock authorized for issuance		3,164,357
Shares of common stock issued as a commitment fee		378,788
Percentage of outstanding shares available for issuance		19.90%
Shares of common stock issued pursuant to Purchase Agreement excluding Commitment Shares	100,000
Shares of common stock issued pursuant to Purchase Agreement including Commitment Shares	478,788

Stock-Based Compensation (Details) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2007	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-Based Compensation
Maximum term of options granted	10 years
Shares of common stock originally reserved for issuance	2,000,000
Assumptions used in the Black-Scholes option-pricing model
Total stock-based compensation		$ 145,000	$ 123,000	$ 457,000	$ 310,000	$ 492,000	$ 625,000	$ 437,000
Cost of sales
Assumptions used in the Black-Scholes option-pricing model
Total stock-based compensation		12,000	12,000	41,000	33,000	46,000	12,000
Research and development
Assumptions used in the Black-Scholes option-pricing model
Total stock-based compensation		42,000	28,000	108,000	72,000	153,000	520,000	390,000
Selling, general and administrative
Assumptions used in the Black-Scholes option-pricing model
Total stock-based compensation		91,000	83,000	308,000	205,000	293,000	93,000	47,000
Stock option
Stock-Based Compensation
Maximum term of options granted	10 years
Shares Under Option
Options outstanding at the beginning of the period (in shares)				1,261,000	813,000	813,000	598,000
Granted (in shares)				15,000		688,000	215,000
Cancelled (in shares)				(90,000)
Options outstanding at the end of the period (in shares)		1,186,000		1,186,000		1,261,000	813,000	598,000
Weighted Average Exercise Price
Options outstanding at the beginning of the period (in dollars per share)				$ 3.73	$ 4.12	$ 4.12	$ 3.08
Granted (in dollars per share)				$ 1		$ 3.41	$ 7
Cancelled (in dollars per share)				$ 4.23
Options outstanding at the end of the period (in dollars per share)		$ 3.66		$ 3.66		$ 3.73	$ 4.12	$ 3.08
Assumptions used in the Black-Scholes option-pricing model
Risk free interest rate (as a percent)				0.92%
Dividend yield (as a percent)				0.00%		0.00%	0.00%	0.00%
Expected volatility (as a percent)				57.00%		53.00%	50.00%	48.00%
Expected term				6 years 3 months				6 years 3 months
Weighted average grant date fair value (in dollars per share)				$ 0.54
Stock option | Employees
Stock-Based Compensation
Options granted, vesting period	4 years			4 years
Vesting of awards per year (as a percent)	25.00%			25.00%
Stock option | Non-employees
Stock-Based Compensation
Options granted, vesting period	3 years			3 years
Vesting of awards per year (as a percent)	25.00%			25.00%
Options granted, vesting percentage upon grant (as a percent)	25.00%			25.00%
Assumptions used in the Black-Scholes option-pricing model
Total stock-based compensation						$ 30,000	$ 388,000	$ 342,000

Employee Benefit Plan (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Benefit Plan
Contribution as a percentage of each participating individual's base salary	3.00%	3.00%	3.00%
Contribution amount to simplified employee retirement plan	$ 39,000	$ 41,000	$ 52,000	$ 46,000	$ 38,000

Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 2,727	$ 6,211	$ 3,445	$ 3,548	$ 2,469	$ 943
Short-term investments, net	2,873	2,957		236
Accounts receivable, net of allowance for doubtful accounts of $14 and $0 as of December 31, 2011 and 2010, respectively	54	40		56
Inventories	950	892		606
Prepaid expenses and other current assets	356	100		1,260
Total current assets	6,960	10,200		5,706
Property and equipment, net	450	467		466
Total assets	7,410	10,667		6,172
Current liabilities:
Accounts payable	178	85		180
Accrued liabilities	245	171		539
Accrued milestone and royalties	4	4		5,005
Total current liabilities	427	260		5,724
Commitments and contingencies (Note 6)
Stockholders' equity:
Undesignated stock, $0.01 par value, 10,000,000 shares authorized, no shares issued and outstanding as of December 31, 2011 and 2010, respectively
Common stock, $0.01 par value, 40,000,000 shares authorized, 16,245,579 and 13,581,791 issued and outstanding as of December 31, 2011 and 2010, respectively	163	162		136
Additional paid-in capital	35,182	34,591		20,405
Accumulated other comprehensive loss		(3)
Accumulated deficit	(28,362)	(24,343)		(20,093)
Total stockholders' equity	6,983	10,407		448	2,512	(2,016)
Total liabilities and stockholders' equity	$ 7,410	$ 10,667		$ 6,172

Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance Sheets
Accounts receivable, allowance for doubtful accounts (in dollars)	$ 0	$ 14	$ 0
Undesignated stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Undesignated stock, shares authorized	10,000,000	10,000,000	10,000,000
Undesignated stock, shares issued	0	0	0
Undesignated stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common Stock, shares authorized	40,000,000	40,000,000	40,000,000
Common stock, shares issued	16,345,579	16,245,579	13,581,791
Common stock, shares outstanding	16,345,579	16,245,579	13,581,791

Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statements of Comprehensive Income
Net sales	$ 252	$ 223
Cost of sales	(91)	(77)
Gross profit	161	146
Operating Expenses:
Research and development	1,675	2,521	3,004
Selling, general and administrative	2,755	1,326	779
Milestone expense		5,000
Operating loss	(4,269)	(8,701)	(3,783)
Interest income	19	12	17
Interest expense		(1)	(181)
Realized gain on sale of short-term investments		46
Change in fair value of investor stock purchase option		(2,290)	610
Net loss before income tax	(4,250)	(10,934)	(3,337)
Income tax benefit		42
Net loss	$ (4,250)	$ (10,892)	$ (3,337)
Basic and diluted net loss per share (in dollars per share)	$ (0.27)	$ (0.81)	$ (0.3)
Weighted average shares outstanding-basic and diluted	15,557,969	13,431,661	11,069,342

Statements of Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Comprehensive Loss
Balance at Dec. 31, 2008	$ (2,016)	$ 63	$ 2,409	$ (4,488)
Balance (in shares) at Dec. 31, 2008		6,300,000
Comprehensive loss
Net loss	(3,337)			(3,337)		(3,337)
Unrealized gain (loss) on investments, net	33				33	33
Comprehensive loss	(3,304)					(3,304)
Cumulative effect adjustment for adoption of FASB ASC 815-40	(1,570)		(194)	(1,376)
Common stock issued	1,750	3	1,747
Common stock issued (in shares)		300,000
Common stock issued upon conversion of note payable, conversion price of $0.625	3,000	48	2,952
Common stock issued upon conversion of note payable, conversion price of $0.625 (in shares)		4,800,000
Common stock issued upon conversion of accumulated interest on note payable, conversion price of $0.625	217	4	213
Common stock issued upon conversion of accumulated interest on note payable, conversion price of $0.625 (in shares)		347,389
Common stock issued, $1.00 per share, employee exercise of incentive stock option	1		1
Common stock issued, $1.00 per share, employee exercise of incentive stock option (in shares)		1,000
Common stock issued, $6.00 per share, under private placement offering (net of issuance costs of $29)	3,068	5	3,063
Common stock issued, $6.00 per share, under private placement offering (net of issuance costs of $29) (in shares)		516,241
Common stock issued, $7.00 per share, under private placement offering (net of issuance costs of $44 and $11 for the year ended December 2010 and 2009, respectively)	929	1	928
Common stock issued, $7.00 per share, under private placement offering (net of issuance costs of $44 and $11 for the year ended December 2010 and 2009, respectively) (in shares)		134,289
Stock-based compensation expense	437		437
Balance at Dec. 31, 2009	2,512	124	11,556	(9,201)	33
Balance (in shares) at Dec. 31, 2009		12,398,919
Comprehensive loss
Net loss	(10,892)			(10,892)		(10,892)
Unrealized gain (loss) on investments, net	13				13	13
Reclassification of unrealized gain on short-term investments	(46)				(46)	(46)
Comprehensive loss	(10,925)					(10,925)
Common stock issued upon exercise of investor stock purchase option	7,000	10	6,990
Common stock issued upon exercise of investor stock purchase option (in shares)		1,000,000
Common stock issued, $7.00 per share, under private placement offering (net of issuance costs of $44 and $11 for the year ended December 2010 and 2009, respectively)	1,236	2	1,234
Common stock issued, $7.00 per share, under private placement offering (net of issuance costs of $44 and $11 for the year ended December 2010 and 2009, respectively) (in shares)		182,872
Stock-based compensation expense	625		625
Balance at Dec. 31, 2010	448	136	20,405	(20,093)
Balance (in shares) at Dec. 31, 2010	13,581,791	13,581,791
Comprehensive loss
Net loss	(4,250)			(4,250)		(4,250)
Unrealized gain (loss) on investments, net	(3)				(3)	(3)
Comprehensive loss	(4,253)					(4,253)
Common stock issued	13,632	20	13,612
Common stock issued (in shares)		2,062,500
Common stock issued, $1.00 per share, employee exercise of incentive stock option	88	1	87
Common stock issued, $1.00 per share, employee exercise of incentive stock option (in shares)		87,500
Issuance of common stock to Aspire Capital		4	(4)
Issuance of common stock to Aspire Capital (in shares)		378,788
Restricted stock grants		1	(1)
Restricted stock grants (in shares)		135,000
Stock-based compensation expense	492		492
Balance at Dec. 31, 2011	$ 10,407	$ 162	$ 34,591	$ (24,343)	$ (3)
Balance (in shares) at Dec. 31, 2011	16,245,579	16,245,579

Statements of Stockholders' Equity (Deficit) (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Statements of Stockholders' Equity (Deficit)
Common stock issued (in dollars per share)		$ 5.83
Common stock issued upon conversion of note payable, conversion price (in dollars per share)		$ 0.625
Common stock issued upon conversion of accumulated interest on note payable, conversion price (in dollars per share)		$ 0.625
Common stock issued, employee exercise of incentive stock option (in dollars per share)		$ 1
Common stock issued, under private placement offering one (in dollars per share)		$ 6
Common stock issued, under private placement offering one, issuance costs (in dollars)		$ 29
Common stock issued, under private placement offering two (in dollars per share)	$ 7	$ 7
Common stock issued, under private placement offering two, issuance costs (in dollars)	$ 44	$ 11

Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (3,141)	$ (4,250)	$ (10,892)	$ (3,337)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	74	111	74	60
Stock-based compensation	310	492	625	437
Amortization of premium on short-term investments	87	132
Non-cash interest income	(27)	(16)
Amortization of discount on secured convertible notes				138
Realized gain on sale of short-term investments			(46)
Change in fair value of investor stock purchase option			2,290	(610)
Changes in operating assets and liabilities:
Accounts receivable	40	16	(56)
Inventories	(223)	(286)	(606)
Prepaid expenses and other current assets	1,055	1,160	(1,223)	52
Accounts payable	(170)	(95)	96	60
Accrued liabilities	(293)	(368)	355	25
Accrued milestone and royalties	(5,005)	(5,001)	5,005
Accrued interest payable				(207)
Net cash used in operating activities	(7,293)	(8,105)	(4,378)	(3,382)
Cash flows from investing activities:
Proceeds from sales and maturities of short-term investments	450	4,029	966
Purchases of short-term investments	(6,869)	(6,869)	(241)	(734)
Purchase of property and equipment	(111)	(112)	(254)	(106)
Net cash (used in) provided by investing activities	(6,530)	(2,952)	471	(840)
Cash flows from financing activities:
Proceeds from sale of common stock in IPO, net of issuance costs of $2,868	13,632	13,632
Proceeds from exercise of investor option to purchase common stock			3,750	1,750
Proceeds from sale of common stock under private placement offerings, net of issuance costs			1,236	3,997
Proceeds from the exercise of employee stock options	88	88		1
Net cash provided by financing activities	13,720	13,720	4,986	5,748
Net increase in cash and cash equivalents	(103)	2,663	1,079	1,526
Cash and cash equivalents at beginning of period	3,548	3,548	2,469	943
Cash and cash equivalents at end of period	3,445	6,211	3,548	2,469
Supplemental disclosures:
Interest paid in cash			1	250
Supplemental non-cash disclosures:
Reclassification of investor stock purchase option liability to equity			3,250
Conversion of note payable into common stock				3,000
Accrued interest paid by conversion into common stock				$ 217

Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Oct. 01, 2011	Dec. 31, 2011
Statements of Cash Flows
Proceeds from sale of common stock in IPO, issuance costs	$ 2,868	$ 2,868

Organization and Business	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Organization and Business
Organization and Business

1.             Organization and Business

Kips Bay Medical, Inc. (“we”, “us” or “our”) was incorporated in the state of Delaware on May 1, 2007. We are a medical device company focused on manufacturing and commercializing our external saphenous vein support technology, or eSVS Mesh, for use in coronary artery bypass grafting (“CABG”) surgery. Our eSVS Mesh is a nitinol mesh sleeve that, when placed over a saphenous vein graft during CABG surgery, is designed to improve the structural characteristics and long-term performance of the saphenous vein graft. In CABG procedures, surgeons harvest blood vessels, including the internal mammary artery from the chest and the saphenous vein from the leg, and attach the harvested vessels to bypass, or provide blood flow around, blocked coronary arteries.

Recently Adopted Accounting Standards

In 2012 we adopted the amended provisions of the Comprehensive Income topic of the Financial Accounting Standards Board Codification. The amended provisions were issued to enhance comparability between entities that report under GAAP and IFRS and to provide a more consistent method of presenting non-owner transactions that affect an entity’s equity. This topic eliminates the option to report other comprehensive income and its components in the statement of changes in stockholders’ equity and requires an entity to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement or in two separate but consecutive statements. The adoption of this amendment did not have a material effect on our Financial Statements as the amendment only impacts presentation.

1. Organization and Business

        Kips Bay Medical, Inc. ("we", "us" or "our") was incorporated in the state of Delaware on May 1, 2007. We are a medical device company focused on manufacturing and commercializing our external saphenous vein support technology, or eSVS® MESH, for use in coronary artery bypass grafting ("CABG") surgery. Our eSVS Mesh is a nitinol mesh sleeve that, when placed over a saphenous vein graft during CABG surgery, is designed to improve the structural characteristics and long-term performance of the saphenous vein graft. In CABG procedures, surgeons harvest blood vessels, including the internal mammary artery from the chest and the saphenous vein from the leg, and attach the harvested vessels to bypass, or provide blood flow around, blocked coronary arteries.

        During 2011 we have commenced significant revenue generating activities and are focused on the manufacture and commercialization of our eSVS Mesh. In previous years we were a development stage company.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Use of Estimates

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the combined consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Cash and Cash Equivalents

        Cash and cash equivalents consist of cash and money market funds with original maturities of three months or less. The carrying value of these instruments approximates fair value. We have not experienced any losses on our cash and cash equivalents.

Short-term Investments

        Short-term investments may consist of bank certificates of deposits, money market funds, commercial paper and corporate debt. Our investment policy seeks to manage these investments to achieve our goal of preserving principal, maintaining adequate liquidity at all times, and maximizing returns subject to our investment guidelines. Short-term investments have been classified and accounted for as available-for-sale securities and are reported on the balance sheet at fair value with unrealized gains or losses reported as a component of other comprehensive income. Interest earned on short-term investments is included in interest income. We periodically evaluate our investments in marketable securities for potential impairment due to declines in market value deemed by us to be other-than-temporary. If cost exceeds fair value, we consider, among other factors, the duration and extent to which cost exceeds fair value, the financial strength of the issuer, and our intent and ability to hold the investment to maturity. Once a decline in value is deemed to be other-than-temporary, an impairment charge is recorded and a new cost basis in the investment is established.

        In 2011 our short-term investments include a $100,000 bank certificate of deposit which we pledged as collateral for a corporate purchasing card which we obtained during 2011 to facilitate certain corporate purchasing activity.

Accounts Receivable

        Accounts receivable are recorded at the invoiced amount and are due within 60 to 90 days of shipment. We grant credit to customers in the normal course of business and do not require collateral. Accounts receivable do not bear interest and are presented net of any allowances for doubtful accounts. We determine our allowance for doubtful accounts by considering a number of factors, including the length of time trade accounts receivable are past due, the customer's current ability to pay its obligation to us and the condition of the general economy and the industry as a whole.

Inventories

        Inventories are stated at the lower of cost (first-in, first-out method) or market. Inventory cost includes purchased materials and overhead costs which are applied to work in process and finished goods based on annual estimates of production volume and overhead spending. Appropriate consideration is given to deterioration, obsolescence, excess inventory and other factors in evaluating net realizable value. Inventories consist of the following as of December 31 (in thousands):

	2011	2010
Raw materials	$91	$102
Work in process	392	231
Finished goods	409	273

	$892	$606

Property and Equipment

        Property and equipment is stated at cost less accumulated depreciation. Depreciation is computed based upon the estimated useful lives of the respective assets, or the lesser of the estimated useful life or the remaining life of the underlying facility lease for leasehold improvements, ranging from three to seven years, and is recorded using the straight-line method. Repairs and maintenance costs are expensed as incurred.

Impairment of Long-Lived Assets

        In accordance with FASB ASC 360, Property, Plant and Equipment, long-lived assets, such as property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, then an impairment charge is recognized as the amount by which the carrying amount of the asset exceeds the fair value of the asset. As of December 31, 2011 and 2010, no modification of the remaining useful lives or write-down of long-lived assets is required.

Revenue Recognition

        We sell our eSVS Mesh to international distributors in Europe and the United Arab Emirates, which subsequently resell it to hospitals and clinics. We recognize revenue when persuasive evidence of an arrangement exists, delivery of goods occurs through the transfer of title and risks and rewards of ownership, the selling price is fixed or determinable and collectability is reasonably assured.

        We recognize revenue as products are shipped based on agreements with each of our distributors, which provide that title and risk of loss pass to the distributor upon shipment of the products to the distributor and do not provide the distributors a right of return. We invoice shipping charges to our distributors and include them in net sales. We expense royalties and shipping costs at the time we report the related revenue and record them in cost of sales.

Research and Development Expenses

        Research and development costs consist of costs incurred for internally sponsored research and development, direct expenses and research-related overhead. Research and development costs also include costs related to the execution of clinical trials and related efforts to obtain regulatory approval for our eSVS Mesh.

        We charge research and development costs, including clinical trial costs, to expense when incurred. Clinical trial costs are a significant component of research and development expenses. All of our clinical trials are performed at clinical trial sites and are administered jointly by us with assistance from contract research organizations ("CRO"). Costs of setting up clinical trial sites are accrued upon execution of the study agreement. Expenses related to the performance of clinical trials generally are accrued based on contracted amounts and the achievement of agreed upon milestones, such as number of patients enrolled. We monitor levels of performance under each significant contract, including the extent of patient enrollment and other activities through communications with the CROs, and adjust the estimates, if required, on a quarterly basis so that clinical expenses reflect the actual effort expended at each clinical trial site and by each CRO.

        All material CRO contracts are terminable by us upon written notice and we are generally only liable for actual effort expended by the CROs and certain non-cancelable expenses incurred at any point of termination.

        We expense costs incurred to obtain patents or acquire licenses as the ultimate recoverability of the amounts paid is uncertain.

Comprehensive Income/Loss

        Comprehensive income/loss consists of net loss and the effect of unrealized gains and losses on available-for-sale securities.

Income Taxes

        Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amount that is more likely than not to be realized.

Stock-Based Compensation

        Stock-based incentive awards are accounted for under the provisions of FASB ASC 718, Compensation—Stock Compensation, which requires companies to measure and recognize the cost of employee and non-employee services received in exchange for awards of equity instruments based on the grant date fair value of those awards. Compensation cost is recognized ratably using the straight-line attribution method over the expected vesting period, which is considered to be the requisite service period. We estimate pre-vesting award forfeitures when calculating the compensation costs and revise those estimates in subsequent periods if actual forfeitures differ from those estimates.

        The fair value of stock based awards is estimated at the date of grant using the Black-Scholes option pricing model. Risk free interest rates are based upon U.S. Treasury rates appropriate for the expected term. Expected volatility and forfeiture rates are based primarily on the volatility rates of a set of guideline companies, which consist of public and recently public medical technology companies. The assumed dividend yield is zero, as we do not expect to declare any dividends in the foreseeable future. The expected term is determined using the simplified method allowed by SEC Staff Accounting Bulletin No. 110.

        Prior to the completion of our initial public offering in February 2011, the fair value of our common stock was determined by our Board of Directors at each award grant date based upon a variety of factors, primarily the most recent purchase prices of our common stock issued to third parties in arms-length transactions, but also the progress of our product development, the progress of our preclinical and clinical testing, and the risks associated with our business plan.

        Stock-based compensation expense in our statements of operations is summarized as follows (in thousands):

	December 31,
	2011	2010	2009
Cost of sales	$46	$12	$—
Research and development	153	520	390
Sales, general and administrative	293	93	47

Total stock-based compensation	$492	$625	$437

Net Loss per Share

        We compute net loss per share by dividing our income or loss available to common stockholders (the numerator) by the weighted-average number of common shares outstanding (the denominator) during the period. Shares issued during the period and shares reacquired during the period are weighted for the portion of the period that they were outstanding. The computation of diluted earnings per share, or EPS, is similar to the computation of basic EPS except that the denominator is increased to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued. In addition, in computing the dilutive effect of convertible securities, the numerator is adjusted to add back the after-tax amount of interest recognized in the period associated with any convertible debt. Diluted EPS is the same as basic EPS due to common equivalent shares being excluded from the calculation, as their effect is anti-dilutive.

        The following table summarizes our calculation of net loss per common share for the periods (in thousands, except share and per share data):

	December 31,
	2011	2010	2009
Net loss	$(4,250)	$(10,892)	$(3,337)
Weighted average shares outstanding—basic and diluted	15,557,969	13,431,661	11,069,342

Net loss per share—basic and diluted	(0.27)	(0.81)	(0.30)

        The following outstanding potential common shares are not included in diluted net loss per share calculations as their effects were not dilutive:

		December 31,
	2011	2010	2009
Employee and non-employee stock options	1,261,000	813,000	598,000
Common shares issuable to underwriters under option purchase agreements (See note 7)	103,125	—	—
Common shares issuable under investor option purchase agreements (See note 7)	—	—	600,000

Fiscal Year

        We operate on a manufacturing calendar with our fiscal year always ending on December 31. Each quarter is 13 weeks, consisting of two four-week and one five-week periods.

Reclassifications

        Certain reclassifications have been made to prior years' financial statements to conform to the current year presentation. These reclassifications had no effect on previously reported results of operations or accumulated deficit.

New Accounting Pronouncements

        In December 2011, FASB issued ASU 2011-12, Comprehensive Income, or ASU 2011-12, which amended ASU 2011-05 Presentation of Comprehensive Income. These accounting updates require entities to present items of net income and other comprehensive income either in a single continuous statement, or in separate, but consecutive, statements of net income and other comprehensive income. The new requirements do not change which components of comprehensive income are recognized in net income or other comprehensive income, or when an item of other comprehensive income must be reclassified to net income. The updates are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Since this standard impacts disclosure requirements only, the Company does not expect its adoption will have a material impact on our consolidated results of operations or financial condition.

        In May 2011, the FASB issued ASU 2011-04 which was issued to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards ("IFRS"). ASU 2011-04 changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. This guidance is effective for us beginning on January 1, 2012. Its adoption is not expected to significantly impact our financial statements.

Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Fair Value of Financial Instruments
Fair Value of Financial Instruments

7.             Fair Value of Financial Instruments

We apply the provisions of FASB ASC 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value under US GAAP, and enhances disclosures about fair value measurements.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between knowledgeable and willing market participants. Valuation techniques used to measure fair value, as required by FASB ASC 820, must maximize the use of observable inputs and minimize the use of unobservable inputs.

The standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value. Our assessment of the significance of a particular input to the fair value measurements requires judgment, and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy. The three levels of input are:

Level 1—Quoted prices in active markets for identical assets or liabilities.

Level 2—Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Our cash and equivalents and short-term investments consist of bank deposits, money market funds, commercial paper and corporate debt securities. Our money market funds are traded in active markets and are recorded at fair value based upon quoted market prices.

We determine the fair value of our bank certificate of deposit, commercial paper and corporate debt securities using other observable inputs which may include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets which are not active, other quoted prices which are directly observable and/or market inputs that are not directly observable, but are derived from or corroborated by other observable market data. Accordingly, we have classified the valuation of these securities as Level 2.

Other financial instruments, including accounts receivable, accounts payable and accrued liabilities, are carried at cost, which we believe approximates fair value because of the short-term maturity of these instruments.

A summary of financial assets measured at fair value on a recurring basis at September 29, 2012 and December 31, 2011 is as follows (in thousands):

	September 29, 2012				December 31, 2011
	Total	Quoted Prices In Active Markets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices In Active Markets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Money market funds	$2,473	$2,473	$—	$—	$5,876	$5,876	$—	$—
Bank certificate of deposit	100	—	100	—	100	—	100	—
Corporate debt securities	1,787	—	1,787	—	2,621	—	2,621	—
Commercial paper	750	—	750	—	—	—	—	—
Total	$5,110	$2,473	$2,637	$—	$8,597	$5,876	$2,721	$—

3. Fair Value of Financial Instruments

        We apply the provisions of FASB ASC 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value under US GAAP, and enhances disclosures about fair value measurements.

        Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The standard establishes a valuation hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizing the use of unobservable inputs by requiring that the most observable inputs be used when available.

        The standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value. Our assessment of the significance of a particular input to the fair value measurements requires judgment, and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy. The fair value hierarchy of measurements is categorized into one of the following three levels based on the lowest level of significant input used:

          Level 1—Quoted prices in active markets for identical assets or liabilities.

          Level 2—Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

          Level 3—Unobservable inputs that are supported by little or no market activity.

        Our cash equivalents and short-term investments consist of bank deposits, money market funds, and corporate debt securities. Our money market funds are traded in active markets and are recorded at fair value based upon quoted market prices.

        We determine the fair value of our bank certificate of deposit and corporate debt securities using other observable inputs which may include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets which are not active, other quoted prices which are directly observable and/or market inputs that are not directly observable, but are derived from or corroborated by other observable market data. Accordingly, we have classified the valuation of these securities as Level 2.

        Other financial instruments, including accounts receivable, accounts payable and accrued liabilities, are carried at cost, which we believe approximates fair value because of the short-term maturity of these instruments.

        A summary of financial assets (in thousands) measured at fair value on a recurring basis at December 31, 2011 and 2010 is as follows:

	December 31, 2011				December 31, 2010
	Total	Quoted Prices In Active Markets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices In Active Markets (Level 1)	Significant Unobservable Inputs (Level 3)
Money market funds	$5,876	$5,876	$—	$—	$486	$486	$—
Bank certificate of deposit	100	—	100	—	—	—	—
Corporate debt securities	2,621	—	2,621	—	—	—	—

Total	$8,597	$5,876	$2,721	$—	$486	$486	$—

Short-Term Investments and Impairment	12 Months Ended
Dec. 31, 2011
Short-Term Investments and Impairment
Short-Term Investments and Impairment

4. Short-Term Investments and Impairment

        Short-term investments consist of bank certificates of deposits, money market funds and corporate debt securities. As of December 31, 2011, the remaining contractual maturities of all investments were less than 12 months. Due to the short-term nature of our investments, amortized cost approximates fair value for all investments.

        During 2010 we sold our mutual fund investment and reclassified the unrealized gains of $46,000 to be reflected in the statements of operations.

Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Property and Equipment
Property and Equipment

8.             Property and Equipment

Property and equipment consist of the following (in thousands):

	September 29, 2012	December 31, 2011

Furniture and fixtures	$56	$56
Machinery, equipment and tooling	505	513
Computers and software	171	111
Leasehold improvements	90	90
Accumulated depreciation	(372)	(303)
Property and equipment, net	$450	$467

Depreciation expense for the nine months ended September 29, 2012 and October 1, 2011 was $82,000 and $74,000, respectively.

5. Property and Equipment

        At December 31, 2011 and 2010, property and equipment consist of the following (in thousands):

	December 31,
	2011	2010
Furniture and fixtures	$56	$41
Machinery, equipment and tooling	513	494
Computers and software	111	74
Leasehold improvements	90	49
Accumulated depreciation	(303)	(192)

Property and equipment, net	$467	$466

        Depreciation expense for the years ended December 31, 2011, 2010 and 2009 was $111,000, $74,000 and $60,000, respectively.

Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Commitments and Contingencies
Commitments and Contingencies

9.             Commitments and Contingencies

Royalty Payments

The core intellectual property relating to our eSVS Mesh was acquired from Medtronic, Inc. pursuant to an Assignment and License Agreement dated October 9, 2007. As consideration for the assignment of such intellectual property, we have agreed to pay Medtronic an aggregate of up to $15.0 million upon the achievement of certain sales milestones and a royalty of 4% on sales of our eSVS Mesh. The milestones and related payments consist of $5.0 million due on the one-year anniversary of the first commercial sale of our eSVS Mesh, $5.0 million due when our cumulative net sales reach $15.0 million and $5.0 million due when our cumulative net sales reach $40.0 million. We had our first commercial sale of our eSVS Mesh in June 2010 and accrued an expense for the first milestone obligation at that time. This $5.0 million dollar milestone obligation was paid in June 2011. Royalty obligations are payable 60 days after the end of each fiscal quarter, are recorded as a component of our cost of sales and will terminate upon the earlier of the expiration of all of the patents and patent applications acquired from Medtronic, Inc., or when the aggregate royalties paid reaches $100.0 million. We recorded royalty expense of $8,000 and $6,000 for the nine months ended September 29, 2012 and October 1, 2011, respectively.

Legal Proceedings

We are not currently engaged in any litigation.

6. Commitments and Contingencies

Leases

        On October 1, 2007, we entered into an operating lease agreement for our current facility which houses our corporate offices and manufacturing space. The term of this lease originally ran from October 1, 2007 through September 30, 2010. In June 2010, we executed an amendment to our lease that extended the lease term through September 30, 2011. In May 2011, we executed a second amendment to our lease that extended the lease term through September 30, 2014. Under the terms of the second amendment, our base rent was reduced to the current market rate effective October 1, 2011 and will subsequently be increased by approximately 2.5% on October 1, 2012 and 2013.

        On June 2, 2011, we entered into an operating sub-lease agreement for approximately 2,800 square feet of office space adjoining our current facility. The term of this lease runs from June 15, 2011 through September 30, 2014. The monthly base rent amount is fixed over the entire term of the sub-lease.

        We also lease certain other office equipment under non-cancelable operating lease arrangements which are not recognized on our balance sheets.

        Annual future minimum lease obligations under our operating lease agreements as of December 31, 2011 are as follows (in thousands):

2012	$84
2013	82
2014	62

Total	$228

        Rent expense was $88,000, $57,000 and $57,000 for each of the years ended December 31, 2011, 2010 and 2009, respectively.

Royalty Payments

        The core intellectual property relating to our eSVS Mesh was acquired from Medtronic, Inc. pursuant to an Assignment and License Agreement dated October 9, 2007. As consideration for the assignment of such intellectual property, we have agreed to pay Medtronic an aggregate of up to $15.0 million upon the achievement of certain sales milestones and a royalty of 4% on sales of our eSVS Mesh. The milestones and related payments consist of $5.0 million due on the one-year anniversary of the first commercial sale of our eSVS Mesh, $5.0 million due when our cumulative net sales reach $15.0 million and $5.0 million due when our cumulative net sales reach $40.0 million. We reached the first milestone in June 2010 and accrued an expense for the first milestone obligation at that time. This milestone obligation was paid in June 2011. Royalty obligations are payable 60 days after the end of each fiscal quarter, are recorded as a component of our cost of sales and will terminate upon the earlier of the expiration of all of the patents and patent applications acquired from Medtronic, Inc., or when the aggregate royalties paid reaches $100.0 million. We recognized royalty expense of $10,000 and $9,000 for the years ended December 31, 2011 and 2010, respectively.

Legal Proceedings

        We are not currently engaged in any litigation.

Employment Agreements

        We entered into an employment agreement with Manny Villafaña, our founder, Chief Executive Officer and, at that time, sole director, on July 19, 2007, which provides for a base salary and discretionary bonuses as determined by our Board of Directors. Mr. Villafaña is also entitled to participate in any employee benefit plans we sponsor. If we terminate Mr. Villafaña's employment without cause, he is entitled to his base salary for the entire term of the employment agreement, which expires on July 1, 2012.

        Mr. Villafaña's employment agreement contains usual and customary provisions relating to confidential information and assignment of inventions to us. In addition, the agreement contains certain provisions concerning Mr. Villafaña's post-employment activities. Pursuant to the agreement, he has agreed not to compete with us for a period of two years after the termination of his employment. Such two-year period will automatically be extended by one year increments, up to a total of five years, unless terminated by us. As consideration for this non-competition provision, we will make a monthly payment to Mr. Villafaña equal to one twelfth of his base salary at the time of termination, adjusted upward annually by the change in the Consumer Price Index, or CPI, beginning with the first month after termination of employment and continuing until the non-competition provision expires. Mr. Villafaña will also be entitled to continue his participation in our medical benefits plan for the term of the non-competition provision, provided he continues to pay the employee portion of the premium. Following the termination of his employment with us, Mr. Villafaña has also agreed to consult on non-confidential matters at the request of our Board of Directors.

        We also entered into a change in control agreement with Mr. Villafaña on September 12, 2008. Under the terms of this agreement, if, within 24 months of a change in control, Mr. Villafaña's employment is terminated by us other than for cause, or if he resigns for good reason, Mr. Villafaña will be entitled to a prorated portion of any annual incentive bonus for the fiscal year in which the termination occurs and a severance benefit equal to three years of his base salary. The change in control agreement's expiration date was September 12, 2011, but it has been and will continue to be automatically extended by one-year increments unless either party provides written notice to the other of the intent not to extend the agreement.

        We have entered into employment agreements with certain key employees providing for an annual salary and such benefits in the future as may be approved by the Board of Directors. We have also entered into change of control agreements with certain of our employees which provide that if the employee is terminated for a reason other than cause, or resigns for good reason, upon a merger, acquisition, sale of substantially all of our assets, or liquidation, the employee will receive severance payments equal to his or her monthly base salary for 12 to 36 months.

Indemnification Agreements

        The Company, as permitted under Delaware law and in accordance with its Bylaws, indemnifies its officers and directors for certain events or occurrences, subject to certain limits, while the officer or director is or was serving at the Company's request in such capacity. The term of the indemnification period is for the officer's or director's lifetime. The Company may terminate the indemnification agreements with its officers and directors upon 90 days written notice, but termination will not affect claims for indemnification relating to events occurring prior to the effective date of termination. The maximum amount of potential future indemnification is unlimited; however, the Company has a director and officer insurance policy that limits its exposure and may enable it to recover a portion of any future amounts paid. The Company believes the fair value of these indemnification agreements is minimal. Accordingly, the Company has not recorded any liabilities for these agreements as of December 31, 2011 or 2010.

Convertible Promissory Notes and Equity Financing	12 Months Ended
Dec. 31, 2011
Convertible Promissory Notes and Equity Financing
Convertible Promissory Notes and Equity Financing

7. Convertible Promissory Notes and Equity Financing

Common Stock Offerings

        On February 16, 2011, we issued 2,062,500 shares of our common stock in an initial public offering ("IPO") at $8.00 per share for gross proceeds of $16.5 million. We incurred $2.9 million in issuance costs for the IPO. In connection with our IPO, we entered into an underwriting agreement with Rodman & Renshaw, LLC ("Rodman") dated February 9, 2010, pursuant to which at closing on February 16, 2011, we paid Rodman fees of $1.3 million, which consisted of underwriting discounts of $1.16 million and non-accountable expense reimbursements of $165,000. In addition, we issued to the underwriters and their designees options to purchase an aggregate of 103,125 shares of our common stock at an exercise price of $10.00, or 125% of the purchase price of shares sold in the IPO. These options have a five year term and become exercisable on February 10, 2012, one year after the effective date of the IPO.

        In October 2009, we commenced a private offering of 714,286 shares of our common stock to certain accredited investors at an offering price of $7.00 per share. We sold an aggregate of 317,161 shares of common stock in the private offering, which was completed in February 2010.

Common Stock Purchase Agreement

        On October 24, 2011, we entered into a common stock purchase agreement (the "Purchase Agreement") with Aspire Capital Fund, LLC, an Illinois limited liability company ("Aspire Capital"), which provides that, upon the terms and subject to the conditions and limitations set forth therein, Aspire Capital is committed to purchase up to an aggregate of $20.0 million of shares of our common stock (the "Purchase Shares") over a three year period at purchase prices determined in accordance with the Purchase Agreement. Concurrently with entering into the Purchase Agreement, we also entered into a registration rights agreement with Aspire Capital, dated as of October 24, 2011, in which we agreed to file one or more registration statements as permissible and necessary to register under the Securities Act of 1933, as amended, the sale by Aspire Capital of the shares of our common stock that have been and that may be issued to Aspire Capital under the Purchase Agreement. We agreed to file the initial registration statement with the U.S. Securities and Exchange Commission (the "SEC") on or before November 21, 2011. This registration statement was declared effective by the SEC on January 26, 2012.

        Pursuant to the Purchase Agreement, on any trading day on which the closing sale price of the Company's common stock exceeds $1.00 per share, we have the right, in our sole discretion, to present Aspire Capital with a purchase notice, directing Aspire Capital to purchase up to the lessor of 100,000 shares or $500,000 of the Company's common stock per trading day if the closing sale price of the Company's common stock is above $1.00 per share. The purchase price per Purchase Share will be equal to the lesser of (i) the lowest sale price of the Company's common stock on the purchase date or (ii) the arithmetic average of the three lowest closing sale prices for the Company's common stock during the twelve consecutive trading days ending on the trading day immediately preceding the purchase date. There are no trading volume requirements or restrictions under the Purchase Agreement. Aspire Capital has no right to require any sales by us, but is obligated to make purchases from us as we direct in accordance with the Purchase Agreement.

        In addition, on any date on which we submit a Purchase Notice to Aspire Capital, we also have the right, in our sole discretion, to present Aspire Capital with a volume-weighted average price purchase notice (each, a "VWAP Purchase Notice") directing Aspire Capital to purchase an amount of our common stock equal to up to 30% of the aggregate shares of common stock traded on the next business day (the "VWAP Purchase Date"), subject to a maximum number of shares determined by us (the "VWAP Purchase Share Volume Maximum"). The purchase price per Purchase Share pursuant to such VWAP Purchase Notice (the "VWAP Purchase Price") shall be the lower of (i) the closing sale price on the VWAP Purchase Date, or (ii) 95% of the volume weighted average price for all or a portion of our common stock traded on the VWAP Purchase Date. The 95% of the volume weighted average price shall be calculated based on the shares traded during (i) the VWAP Purchase Date if the aggregate shares to be purchased on such date does not exceed the VWAP Purchase Share Volume Maximum, or (ii) the portion of such business day until such time as the aggregate shares to be purchased will equal the VWAP Purchase Share Volume Maximum. Further, if the sale price of our common stock falls on the VWAP Purchase Date below the greater of (i) 90% of the closing price of our common stock on the business day immediately preceding the VWAP Purchase Date or (ii) a higher price set by us in the VWAP Purchase Notice (the "VWAP Minimum Price Threshold"), the VWAP Purchase Price will be determined using the percentage in the VWAP Purchase Notice of the total shares traded for such portion of the VWAP Purchase Date prior to the time that the sale price of our common stock fell below the VWAP Minimum Price Threshold and the volume weighted average price of our common stock sold during such portion of the VWAP Purchase Date prior to the time that the sale price of our common stock fell below the VWAP Minimum Price Threshold.

        In consideration for entering into the Purchase Agreement, concurrently with the execution of the Purchase Agreement, we issued to Aspire Capital 378,788 shares of our common stock as a commitment fee (the "Commitment Shares"). The Purchase Agreement provides that we may not issue and sell more than 3,164,357 shares of our common stock, including the Commitment Shares (19.9% of the Company's outstanding shares as of October 24, 2011, the date of the Purchase Agreement), unless stockholder approval is obtained in compliance with the applicable listing maintenance rules of The NASDAQ Stock Market. We currently intend to seek stockholder approval of the transactions contemplated by the Purchase Agreement.

        As of December 31, 2011, we have not sold shares of common stock to Aspire Capital pursuant to the Purchase Agreement. As of December 31, 2011, a total of 378,788 shares of common stock, representing the Commitment Shares, have been issued to Aspire Capital pursuant to the Purchase Agreement.

        The Purchase Agreement contains customary representations, warranties, covenants, closing conditions and indemnification and termination provisions by, among and for the benefit of the parties. The Purchase Agreement may be terminated by us at any time, at our discretion, without any cost or penalty to us. Aspire Capital has covenanted not to cause or engage in any manner whatsoever, any direct or indirect short selling or hedging of our shares. We did not pay Aspire Capital any expense reimbursement in connection with the transaction. There are no limitations on use of proceeds, financial or business covenants, restrictions on future fundings, rights of first refusal, participation rights, penalties or liquidated damages in the Purchase Agreement.

Investment Agreement with Kips Bay Investments, LLC

        We are a party to an Investment Agreement dated July 19, 2007 with Manny Villafaña and Kips Bay Investments, LLC, or KBI, which had no relationship to us prior to entering into the Investment Agreement. Pursuant to the Investment Agreement, KBI sold us all of its right, title and interest to certain intellectual property assets in exchange for a first secured promissory note dated July 19, 2007 with a principal amount of $100,000 and loaned to us $2.9 million in exchange for a second secured promissory note dated July 19, 2007. The $100,000 note and the $2.9 million note, collectively the Notes, accrued interest at a rate of 9% per annum. All principal and accrued interest under the Notes was convertible into shares of our common stock at a per share price of $0.625 per share.

        In March 2009, KBI converted the entire principal amount of $3.0 million and partially converted $217,188 of $467,188 in accrued interest on the Notes into 5,147,389 shares of our common stock at a price of $0.625 per share, and we paid KBI the balance of $250,000 of accrued interest in cash.

        The Investment Agreement also granted KBI two stock purchase options. The first stock purchase option granted KBI the right to purchase 600,000 shares of our common stock for $3.5 million following our determination that our eSVS Mesh was suitable for human implantation. The second stock purchase option granted KBI the right to purchase an additional 600,000 shares of our common stock for $3.5 million following the first implantation of our eSVS Mesh. The Investment Agreement also provides certain registration rights to KBI. The relative fair value of the stock purchase options and the beneficial conversion feature on the Notes were recorded as discounts on the Notes and were amortized over the term of the Notes using the effective interest method.

        In April 2008, we determined that our eSVS Mesh was suitable for human implantation, and KBI subsequently exercised its first stock purchase option under the Investment Agreement, purchasing an aggregate of 600,000 shares of our common stock for a purchase price of $3.5 million in nine installments from May 2008 to June 2009. In August 2008, the first implantation of our eSVS Mesh took place thereby satisfying the condition to the second stock purchase option. KBI exercised the second option in February 2010, purchasing an additional 600,000 shares for a purchase price of $3.5 million.

        Effective January 1, 2009, we adopted FASB ASC 815-40, (formerly EITF Issue No. 07-5, Determining Whether an Instrument (or Embedded Feature) is Indexed to an Entity's Own Stock), which clarified the determination of whether equity-linked instruments (or embedded features), such as the options to purchase our common stock granted to KBI, are considered indexed to our own stock, which would qualify as a scope exception under FASB ASC 815. As a result of adopting FASB ASC 815-40, the second option to purchase our common stock granted to KBI is considered a derivative instrument and is measured and reported at fair value. As noted above, the first option was exercised in 2008 and was not outstanding at the effective date for FASB ASC 815-40.

        Prior to the exercise of the second option, the estimated fair value this stock purchase option liability was recorded as a current liability on our balance sheets. Changes in the estimated fair value of this liability were recorded in our statements of operations.

        On January 1, 2009, the date of adoption, we estimated the fair value of the second option to be $1.6 million and this amount was recorded as a cumulative effect adjustment on January 1, 2009, which increased our accumulated deficit $1.4 million. We estimated the fair value of this option as of January 1, 2009 using a Black-Scholes valuation model using the following assumptions: fair value of our common stock: $6.00; dividend yield: 0%; volatility: 70%; risk free interest rate: 0.88%; and expected term: 2.5 years. The fair value of our common stock was determined based upon the sale price in our private placement offering that commenced in March 2009. The estimated dividend yield is zero as we have no intent to pay dividends in the foreseeable future. Volatility was estimated based upon a portfolio of guideline companies in the same or similar lines of business. The risk free interest rate was determined based upon the yield of constant maturity U.S. Treasury bills with durations approximating the expected term. The expected term was based upon the term of the Notes.

        The effect of adjusting this liability to its estimated fair value at December 31, 2009 resulted in a net decrease in the estimated fair value of this liability of $610,000, resulting in an estimated fair value of this liability of $960,000. We estimated the fair value of this option as of December 31, 2009 using a Black-Scholes valuation model using the following assumptions: fair value of our common stock: $7.00; dividend yield: 0%; volatility: 70%; risk free interest rate: 0.06%; and expected term: 0.25 years. These assumptions changed from January 1, 2009 due primarily to the commencement of our second private placement offering, under which we sold our common stock at $7.00 per share. In December 2009, we began discussions with an investment banker in order to prepare for a potential initial public offering of our common stock. As a result, we decreased the estimated expected term to coincide with the anticipated timing of an initial public offering.

        In connection with KBI's exercise of the second stock purchase option in February 2010, we and KBI entered into an agreement whereby KBI repaid us the $250,000 in cash and we issued KBI 400,000 shares of our common stock at a price of $0.625 per share, the conversion price of the Notes. We accounted for this agreement and its effect on the second stock purchase option as an exchange of the original option for a new option. As the second stock purchase option was exercised concurrent with the repayment and conversion of interest, the fair value of the option was determined based upon the difference between the fair value of our common stock and the exercise price of the option. The fair value of our common stock at the date of modification was determined to be $7.00 per share, based upon the sale price of our common stock to unrelated third-party investors under a private offering which was completed in February 2010. We recorded a charge of $2.3 million as the change in fair value of investor stock purchase option, increasing the recorded investor stock purchase option liability to $3.25 million. This liability was then reclassified to additional paid in capital in conjunction with issuance of shares related to the exercise of the second stock purchase option.

Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Stock-Based Compensation
Stock-Based Compensation

11.          Stock-Based Compensation

2007 Long-Term Incentive Plan

Our 2007 Long-Term Incentive Plan (the “Plan”) was adopted by the Board of Directors in July 2007. The Plan permits the granting of incentive and non-statutory stock options, restricted stock, stock appreciation rights, performance units, performance shares and other stock awards to eligible employees, directors and consultants. We grant options to purchase shares of common stock under the Plan at no less than the fair market value of the underlying common stock as of the date of grant. Options granted under the Plan have a maximum term of ten years and generally vest over four years for employees, at the rate of 25% of total shares underlying the option each year, and over three years for non-employees, with 25% vesting upon grant and 25% vesting each year thereafter. Under the Plan, a total of 2,000,000 shares of common stock were initially reserved for issuance.

A summary of option activity for the nine months ended September 29, 2012 is as follows:

	Shares Under Option	Weighted Average Exercise Price
Options outstanding at December 31, 2011	1,261,000	$3.73
Granted	15,000	1.00
Exercised	—	—
Cancelled	(90,000)	4.23
Options outstanding at September 29, 2012	1,186,000	$3.66

The assumptions used in the Black-Scholes option-pricing model for the nine months ended September 29, 2012 are as follows:

September 29, 2012
Risk free interest rate	0.92%
Dividend yield	0%
Expected volatility	57%
Expected term	6.25 years
Weighted average grant date fair value	$0.54

Stock-based compensation expense for each of the periods presented is as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011
Cost of sales	$12	$12	$41	$33
Research and development	42	28	108	72
Selling, general and administrative	91	83	308	205
Total stock-based compensation	$145	$123	$457	$310

8. Stock-Based Compensation

2007 Long-Term Incentive Plan

        Our 2007 Long-Term Incentive Plan (the "Plan"), was adopted by the Board of Directors and approved by our stockholders in July 2007. The Plan permits the granting of incentive and non-statutory stock options, restricted stock, stock appreciation rights, performance units, performance shares and other stock awards to eligible employee, directors and consultants. We grant options to purchase shares of common stock under the Plan at no less than the fair market value of the underlying common stock as of the date of grant. Options granted under the Plan have a maximum term of ten years and generally vest over four years for employees, at the rate of 25% of total shares underlying the option each year, and over three years for non-employees, with 25% vesting upon grant and 25% vesting each year thereafter. Under the Plan, a total of 2,000,000 shares of common stock were initially reserved for issuance. As of December 31, 2011, we have 515,500 shares of common stock available for issuance under the Plan.

        A summary of option activity is as follows:

	Shares Under Option	Weighted Average Exercise Price
Options outstanding at December 31, 2009	598,000	$3.08
Granted	215,000	7.00
Exercised	—	—
Forfeited and cancelled	—	—

Options outstanding at December 31, 2010	813,000	$4.12

Granted	688,000	3.41
Exercised	(87,500)	1.00
Forfeited and cancelled	(152,500)	5.93

Options outstanding at December 31, 2011	1,261,000	$3.73

        A summary of the status of our unvested shares during the year ended and as of December 31, 2011 is as follows:

	Shares Under Option	Weighted Average Grant-Date Fair Value
Unvested at December 31, 2010	400,250	$2.67
Granted	688,000	1.57
Vested	(190,125)	1.82
Forfeited and cancelled	(137,125)	3.05

Unvested at December 31, 2011	760,625	$1.86

        Information about stock options outstanding, vested and expected to vest as of December 31, 2011, is as follows:

Outstanding, Vested and Expected to Vest			Options Vested
Per Share Exercise Price	Shares	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Options Exercisable	Weighted Average Remaining Contractual Life (Years)
$1.00	234,000	5.86	$1.00	233,000	5.86
1.62	5,000	9.91	1.62	—	—
2.00	418,000	9.72	2.00	35,625	9.04
3.21	15,000	9.39	3.21	—	—
5.25	130,000	9.33	5.25	—	—
5.83	174,000	6.80	5.83	164,250	6.81
6.00	30,000	7.68	6.00	15,000	7.68
6.10	95,000	9.18	6.10	—	—
7.00	160,000	8.07	7.00	52,500	8.07

	1,261,000	8.26	3.44	500,375	5.86

        The cumulative grant date fair value of employee options vested during the years ended December 31, 2011, 2010 and 2009 was $244,000, $118,000 and $67,000, respectively. The total intrinsic value of options exercised during the years ended December 31, 2011, 2010 and 2009 was $58,000, $0 and $5,000, respectively. Total proceeds received for options exercised during the year ended December 31, 2011, 2010 and 2009 were $87,500, $0 and $1,000, respectively. On an aggregated basis, as of December 31, 2011, there was no intrinsic value for our total outstanding options and for our options exercisable.

        As of December 31, 2011, 2010 and 2009, total compensation expense related to unvested employee stock options not yet recognized was $944,000, $608,000 and $297,000, respectively, which is expected to be allocated to expenses over a weighted-average period of 2.72, 1.88 and 2.22 years, respectively.

        The assumptions used in the Black-Scholes option-pricing model for the years ended December 31, 2011, 2010 and 2009 are as follows:

	December 31,
	2011	2010	2009
Risk free interest rate	1.24% - 2.63%	2.45 - 2.82%	1.75 - 2.80%
Dividend yield	0%	0%	0%
Expected volatility	53%	50%	48%
Expected term	5.75 - 6.25 years	5.75 - 6.25 years	6.25 years
Weighted average grant date fair value	$1.76	$3.56	$2.91

Nonemployee Stock-Based Compensation

        We account for stock options granted to nonemployees in accordance with FASB ASC 718. In connection with stock options granted to nonemployees we recorded $30,000, $388,000 and $342,000 for nonemployee stock-based compensation during the years ended December 31, 2011, 2010 and 2009, respectively. These amounts were based upon the fair value of the vested portion of the grants.

        Amounts expensed during the remaining vesting period will be determined based on the fair value at the time of vesting.

Restricted stock awards

        A summary of restricted stock award activity is as follows:

	Number of Shares	Weighted Average Fair Value
Awards outstanding at December 31, 2010	—	—
Granted	135,000	$5.89
Vested	—	—
Cancelled	—	—

Awards outstanding at December 31, 2011	135,000	$5.89

        The fair value of each restricted stock award is equal to the fair market value of our common stock at the date of grant. Restricted stock awards vest over a period of time that varies with the purpose of the individual award. As of December 31, 2011, outstanding awards vest over a range of one to four years. The estimated fair value of restricted stock awards, including the effect of estimated forfeitures, is recognized on a straight-line basis over the restricted stock's vesting period. We recorded stock-based compensation expense for restricted stock grants of $159,000 for the year ended December 31, 2011.

Common Stock Purchase Options issued to underwriters

        In conjunction with the completion of our initial public offering in February 2011, we issued to the underwriters and their designees options to purchase an aggregate of 103,125 shares of our common stock at an exercise price of $10.00, or 125% of the purchase price of shares sold in the IPO. These options have a five year term and become exercisable on February 10, 2012, one year after the effective date of the IPO. These options were not issued under our 2007 Long-Term Incentive Plan.

Employee Benefit Plan	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Employee Benefit Plan
Employee Benefit Plan

12.          Employee Benefit Plan

We maintain a simplified employee retirement plan, or SEP, which commenced on January 1, 2008. The SEP is a defined contribution plan; employee contributions are voluntary and are determined on an individual basis, limited by the maximum amounts allowable under federal tax regulations. We contribute up to 3% of each individual’s base salary as required under the safe-harbor provisions of Internal Revenue Service rules governing SEP plans. Our contributions vest immediately and are expensed when paid. We have recorded contribution expenses of $39,000 and $41,000 for the nine months ended September 29, 2012 and October 1, 2011, respectively.

9. Employee Benefit Plan

        We maintain a simplified employee retirement plan, or SEP, which commenced on January 1, 2008. The SEP is a defined contribution plan; employee contributions are voluntary and are determined on an individual basis, limited by the maximum amounts allowable under federal tax regulations. We contribute up to 3% of each individual's base salary as required under the safe-harbor provisions of Internal Revenue Service rules governing SEP plans. Our contributions vest immediately and are expensed when paid. We have recorded contributions of $52,000, $46,000 and $38,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
Income Taxes

10. Income Taxes

        We have incurred net operating losses since inception. We have not reflected the benefit of net operating loss carryforwards in the accompanying financial statements and have established a full valuation allowance against our deferred tax assets.

        The state of Minnesota enacted a change to their tax code which made the Minnesota Research and Tax Credit a refundable credit for fiscal years starting on or after January 1, 2010. Based upon our research and development costs which qualify under the Minnesota tax code, we recorded an income tax benefit of $42,000 for the year ended December 31, 2010. We had no such qualifying expenses during 2011.

        Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and operating losses and tax credit carryforwards.

        The significant components of our deferred tax assets and liabilities for are as follows (in thousands):

	December 31,
	2011	2010
Deferred tax assets:
Net operating loss carryforwards	$5,468	$4,099
Intangible assets—patent prosecution costs	138	119
Stock-based compensation	493	451
Milestone obligation	1,821	2,190
Research credit carryforwards	230	434
Other	42	79

Total deferred tax assets	8,192	7,372
Deferred tax liabilities:	(5)	—
Total deferred taxes, net	8,187	7,372
Valuation allowance	(8,187)	(7,372)

Net deferred tax asset	$—	$—

        A reconciliation of the statutory tax rates and the effective tax rates is as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Statutory rate	34.0%	34.0%	34.0%
Permanent differences	(9.0)	(8.8)	(1.4)
State and local income taxes	6.0	7.5	9.4
Credits and other	0.5	1.2	5.5
State tax rate true-up	(12.3)	—	—
Valuation allowance	(19.2)	(33.5)	(47.5)

Effective rate	0.0%	0.4%	0.0%

        Realization of the future tax benefits is dependent on our ability to generate sufficient taxable income within the carry-forward period. Because of our history of operating losses, management believes that the deferred tax assets arising from the above-mentioned future tax benefits are currently not likely to be realized and, accordingly, we have provided a full valuation allowance. The net valuation allowance increased by $815,000 and $3.7 million for the years ended December 31, 2011 and 2010, respectively.

        Net operating losses and tax credit carryforwards as of December 31, 2011, are as follows:

	Amount	Expiration Years
	(In thousands)
Net operating losses—federal	$13,513	Beginning 2027
Tax credits—federal	$167	Beginning 2027

        Utilization of the net operating loss carryforwards and credits may be subject to a substantial annual limitation due to the ownership change limitations provided by the Internal Revenue Code of 1986, as amended (the "IRC") IRC, and similar state provisions. We have not performed a detailed analysis to determine whether an ownership change under Section 382 of the IRC has occurred or will occur pursuant to this offering. The effect of an ownership change would be the imposition of an annual limitation on the use of net operating loss carryforwards attributable to periods before the change.

        We would classify interest and penalties related to uncertain tax positions in income tax expense, if applicable. There was no interest expense or penalties related to unrecognized tax benefits recorded through December 31, 2011. The tax years 2007 through 2011 remain open to examination by federal and state tax authorities.

Selected quarterly financial data (unaudited)	12 Months Ended
Dec. 31, 2011
Selected quarterly financial data (unaudited)
Selected quarterly financial data (unaudited)

11. Selected quarterly financial data (unaudited)

        The following summarized unaudited quarterly financial data has been prepared using the unaudited quarterly financial statements of the Company (In thousands, except per share amounts):

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Fiscal 2011
Net sales	$110	$48	$—	$94
Gross profit	$73	$27	$—	$61
Operating loss	$(913)	$(1,049)	$(1,194)	$(1,113)
Net loss	$(909)	$(1,044)	$(1,188)	$(1,109)
Basic and diluted net loss per share	$(0.06)	$(0.07)	$(0.08)	$(0.07)
Fiscal 2010
Net sales	$—	$48	$59	$116
Gross profit	$—	$29	$37	$80
Operating loss	$(1,199)	$(5,875)	$(736)	$(891)
Net loss	$(3,485)	$(5,871)	$(733)	$(803)
Basic and diluted net loss per share	$(0.27)	$(0.43)	$(0.05)	$(0.06)
Fiscal 2009
Operating loss	$(1,022)	$(892)	$(939)	$(930)
Net loss	$(1,125)	$(816)	$(1,279)	$(117)
Basic and diluted net loss per share	$(0.14)	$(0.07)	$(0.10)	$(0.01)

        Quarterly calculations of basic and diluted loss per share are made independently during each fiscal quarter.

Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies
Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements and accompanying notes. Actual results could differ from those estimates.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the combined consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Cash and Cash Equivalents
Cash and cash equivalents consist of cash and money market funds with original maturities of three months or less. The carrying value of these instruments approximates fair value. We have not experienced any losses on our cash and cash equivalents.

Short-term Investments

Short-term investments may consist of bank certificates of deposits, money market funds, commercial paper and corporate debt. Our investment policy seeks to manage these investments to achieve our goal of preserving principal, maintaining adequate liquidity at all times, and maximizing returns subject to our investment guidelines. Short-term investments have been classified and accounted for as available-for-sale securities and are reported on the balance sheet at fair value with unrealized gains or losses reported as a component of other comprehensive income. Interest earned on short-term investments is included in interest income. We periodically evaluate our investments in marketable securities for potential impairment due to declines in market value deemed by us to be other-than-temporary. If cost exceeds fair value, we consider, among other factors, the duration and extent to which cost exceeds fair value, the financial strength of the issuer, and our intent and ability to hold the investment to maturity. Once a decline in value is deemed to be other-than-temporary, an impairment charge is recorded and a new cost basis in the investment is established.

        In 2011 our short-term investments include a $100,000 bank certificate of deposit which we pledged as collateral for a corporate purchasing card which we obtained during 2011 to facilitate certain corporate purchasing activity.

Accounts Receivable
Accounts receivable are recorded at the invoiced amount and are due within 60 to 90 days of shipment. We grant credit to customers in the normal course of business and do not require collateral. Accounts receivable do not bear interest and are presented net of any allowances for doubtful accounts. We determine our allowance for doubtful accounts by considering a number of factors, including the length of time trade accounts receivable are past due, the customer's current ability to pay its obligation to us and the condition of the general economy and the industry as a whole.

Inventories

Inventories are stated at the lower of cost (first-in, first-out method) or market. Inventory cost includes purchased materials and overhead costs which are applied to work in process and finished goods based on annual estimates of production volume and overhead spending. Appropriate consideration is given to deterioration, obsolescence, excess inventory and other factors in evaluating net realizable value. Inventories consist of the following as of December 31 (in thousands):

	2011	2010
Raw materials	$91	$102
Work in process	392	231
Finished goods	409	273

	$892	$606

Property and Equipment
Property and equipment is stated at cost less accumulated depreciation. Depreciation is computed based upon the estimated useful lives of the respective assets, or the lesser of the estimated useful life or the remaining life of the underlying facility lease for leasehold improvements, ranging from three to seven years, and is recorded using the straight-line method. Repairs and maintenance costs are expensed as incurred.

Impairment of Long-Lived Assets
In accordance with FASB ASC 360, Property, Plant and Equipment, long-lived assets, such as property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, then an impairment charge is recognized as the amount by which the carrying amount of the asset exceeds the fair value of the asset. As of December 31, 2011 and 2010, no modification of the remaining useful lives or write-down of long-lived assets is required.

Revenue Recognition

We sell our eSVS Mesh to international distributors in Europe and the United Arab Emirates, which subsequently resell it to hospitals and clinics. We recognize revenue when persuasive evidence of an arrangement exists, delivery of goods occurs through the transfer of title and risks and rewards of ownership, the selling price is fixed or determinable and collectability is reasonably assured.

        We recognize revenue as products are shipped based on agreements with each of our distributors, which provide that title and risk of loss pass to the distributor upon shipment of the products to the distributor and do not provide the distributors a right of return. We invoice shipping charges to our distributors and include them in net sales. We expense royalties and shipping costs at the time we report the related revenue and record them in cost of sales.

Research and Development Expenses

Research and development costs consist of costs incurred for internally sponsored research and development, direct expenses and research-related overhead. Research and development costs also include costs related to the execution of clinical trials and related efforts to obtain regulatory approval for our eSVS Mesh.

        We charge research and development costs, including clinical trial costs, to expense when incurred. Clinical trial costs are a significant component of research and development expenses. All of our clinical trials are performed at clinical trial sites and are administered jointly by us with assistance from contract research organizations ("CRO"). Costs of setting up clinical trial sites are accrued upon execution of the study agreement. Expenses related to the performance of clinical trials generally are accrued based on contracted amounts and the achievement of agreed upon milestones, such as number of patients enrolled. We monitor levels of performance under each significant contract, including the extent of patient enrollment and other activities through communications with the CROs, and adjust the estimates, if required, on a quarterly basis so that clinical expenses reflect the actual effort expended at each clinical trial site and by each CRO.

        All material CRO contracts are terminable by us upon written notice and we are generally only liable for actual effort expended by the CROs and certain non-cancelable expenses incurred at any point of termination.

        We expense costs incurred to obtain patents or acquire licenses as the ultimate recoverability of the amounts paid is uncertain.

Comprehensive Income/Loss
Comprehensive income/loss consists of net loss and the effect of unrealized gains and losses on available-for-sale securities.

Income Taxes
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amount that is more likely than not to be realized.

Stock-Based Compensation

Stock-based incentive awards are accounted for under the provisions of FASB ASC 718, Compensation—Stock Compensation, which requires companies to measure and recognize the cost of employee and non-employee services received in exchange for awards of equity instruments based on the grant date fair value of those awards. Compensation cost is recognized ratably using the straight-line attribution method over the expected vesting period, which is considered to be the requisite service period. We estimate pre-vesting award forfeitures when calculating the compensation costs and revise those estimates in subsequent periods if actual forfeitures differ from those estimates.

        The fair value of stock based awards is estimated at the date of grant using the Black-Scholes option pricing model. Risk free interest rates are based upon U.S. Treasury rates appropriate for the expected term. Expected volatility and forfeiture rates are based primarily on the volatility rates of a set of guideline companies, which consist of public and recently public medical technology companies. The assumed dividend yield is zero, as we do not expect to declare any dividends in the foreseeable future. The expected term is determined using the simplified method allowed by SEC Staff Accounting Bulletin No. 110.

        Prior to the completion of our initial public offering in February 2011, the fair value of our common stock was determined by our Board of Directors at each award grant date based upon a variety of factors, primarily the most recent purchase prices of our common stock issued to third parties in arms-length transactions, but also the progress of our product development, the progress of our preclinical and clinical testing, and the risks associated with our business plan.

        Stock-based compensation expense in our statements of operations is summarized as follows (in thousands):

	December 31,
	2011	2010	2009
Cost of sales	$46	$12	$—
Research and development	153	520	390
Sales, general and administrative	293	93	47

Total stock-based compensation	$492	$625	$437

Net Loss per Share

We compute net loss per share by dividing our income or loss available to common stockholders (the numerator) by the weighted-average number of common shares outstanding (the denominator) during the period. Shares issued during the period and shares reacquired during the period are weighted for the portion of the period that they were outstanding. The computation of diluted earnings per share, or EPS, is similar to the computation of basic EPS except that the denominator is increased to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued. In addition, in computing the dilutive effect of convertible securities, the numerator is adjusted to add back the after-tax amount of interest recognized in the period associated with any convertible debt. Diluted EPS is the same as basic EPS due to common equivalent shares being excluded from the calculation, as their effect is anti-dilutive.

        The following table summarizes our calculation of net loss per common share for the periods (in thousands, except share and per share data):

	December 31,
	2011	2010	2009
Net loss	$(4,250)	$(10,892)	$(3,337)
Weighted average shares outstanding—basic and diluted	15,557,969	13,431,661	11,069,342

Net loss per share—basic and diluted	(0.27)	(0.81)	(0.30)

        The following outstanding potential common shares are not included in diluted net loss per share calculations as their effects were not dilutive:

		December 31,
	2011	2010	2009
Employee and non-employee stock options	1,261,000	813,000	598,000
Common shares issuable to underwriters under option purchase agreements (See note 7)	103,125	—	—
Common shares issuable under investor option purchase agreements (See note 7)	—	—	600,000

Fiscal Year
We operate on a manufacturing calendar with our fiscal year always ending on December 31. Each quarter is 13 weeks, consisting of two four-week and one five-week periods.

Reclassifications
Certain reclassifications have been made to prior years' financial statements to conform to the current year presentation. These reclassifications had no effect on previously reported results of operations or accumulated deficit.

New Accounting Pronouncements

In 2012 we adopted the amended provisions of the Comprehensive Income topic of the Financial Accounting Standards Board Codification. The amended provisions were issued to enhance comparability between entities that report under GAAP and IFRS and to provide a more consistent method of presenting non-owner transactions that affect an entity’s equity. This topic eliminates the option to report other comprehensive income and its components in the statement of changes in stockholders’ equity and requires an entity to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement or in two separate but consecutive statements. The adoption of this amendment did not have a material effect on our Financial Statements as the amendment only impacts presentation.

In December 2011, FASB issued ASU 2011-12, Comprehensive Income, or ASU 2011-12, which amended ASU 2011-05 Presentation of Comprehensive Income. These accounting updates require entities to present items of net income and other comprehensive income either in a single continuous statement, or in separate, but consecutive, statements of net income and other comprehensive income. The new requirements do not change which components of comprehensive income are recognized in net income or other comprehensive income, or when an item of other comprehensive income must be reclassified to net income. The updates are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Since this standard impacts disclosure requirements only, the Company does not expect its adoption will have a material impact on our consolidated results of operations or financial condition.

        In May 2011, the FASB issued ASU 2011-04 which was issued to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards ("IFRS"). ASU 2011-04 changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. This guidance is effective for us beginning on January 1, 2012. Its adoption is not expected to significantly impact our financial statements.

Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies
Schedule of inventories

	September 29, 2012	December 31, 2011

Raw materials	$83	$91
Work in process	376	392
Finished goods	491	409
Total	$950	$892

	2011	2010
Raw materials	$91	$102
Work in process	392	231
Finished goods	409	273

	$892	$606

Schedule of stock-based compensation expense

	Three Months Ended		Nine Months Ended
	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011
Cost of sales	$12	$12	$41	$33
Research and development	42	28	108	72
Selling, general and administrative	91	83	308	205
Total stock-based compensation	$145	$123	$457	$310

	December 31,
	2011	2010	2009
Cost of sales	$46	$12	$—
Research and development	153	520	390
Sales, general and administrative	293	93	47

Total stock-based compensation	$492	$625	$437

Summary of calculation of net loss per common share

	Three Months Ended		Nine Months Ended
	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011
Net loss	$(1,365)	$(1,188)	$(4,019)	$(3,141)
Weighted average shares outstanding—basic and diluted	16,345,579	15,756,346	16,310,967	15,366,841
Basic and diluted net loss per share	$(0.08)	$(0.08)	$(0.25)	$(0.20)

	December 31,
	2011	2010	2009
Net loss	$(4,250)	$(10,892)	$(3,337)
Weighted average shares outstanding—basic and diluted	15,557,969	13,431,661	11,069,342

Net loss per share—basic and diluted	(0.27)	(0.81)	(0.30)

Schedule of outstanding potential common shares not included in diluted net loss per share calculations as their effects were not dilutive
	Three Months Ended		Nine Months Ended
	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011
Employee and non-employee stock options	1,186,000	848,000	1,186,000	848,000
Common shares issuable to underwriters under purchase option agreements	103,125	103,125	103,125	103,125

		December 31,
	2011	2010	2009
Employee and non-employee stock options	1,261,000	813,000	598,000
Common shares issuable to underwriters under option purchase agreements (See note 7)	103,125	—	—
Common shares issuable under investor option purchase agreements (See note 7)	—	—	600,000

Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Fair Value of Financial Instruments
Summary of financial assets measured at fair value on a recurring basis

	September 29, 2012				December 31, 2011
	Total	Quoted Prices In Active Markets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices In Active Markets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Money market funds	$2,473	$2,473	$—	$—	$5,876	$5,876	$—	$—
Bank certificate of deposit	100	—	100	—	100	—	100	—
Corporate debt securities	1,787	—	1,787	—	2,621	—	2,621	—
Commercial paper	750	—	750	—	—	—	—	—
Total	$5,110	$2,473	$2,637	$—	$8,597	$5,876	$2,721	$—

	December 31, 2011				December 31, 2010
	Total	Quoted Prices In Active Markets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices In Active Markets (Level 1)	Significant Unobservable Inputs (Level 3)
Money market funds	$5,876	$5,876	$—	$—	$486	$486	$—
Bank certificate of deposit	100	—	100	—	—	—	—
Corporate debt securities	2,621	—	2,621	—	—	—	—

Total	$8,597	$5,876	$2,721	$—	$486	$486	$—

Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Property and Equipment
Schedule of property and equipment

	September 29, 2012	December 31, 2011

Furniture and fixtures	$56	$56
Machinery, equipment and tooling	505	513
Computers and software	171	111
Leasehold improvements	90	90
Accumulated depreciation	(372)	(303)
Property and equipment, net	$450	$467

	December 31,
	2011	2010
Furniture and fixtures	$56	$41
Machinery, equipment and tooling	513	494
Computers and software	111	74
Leasehold improvements	90	49
Accumulated depreciation	(303)	(192)

Property and equipment, net	$467	$466

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Schedule of annual future minimum lease obligations under operating lease agreements

2012	$84
2013	82
2014	62

Total	$228

Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Stock-Based Compensation
Summary of option activity

	Shares Under Option	Weighted Average Exercise Price
Options outstanding at December 31, 2009	598,000	$3.08
Granted	215,000	7.00
Exercised	—	—
Forfeited and cancelled	—	—

Options outstanding at December 31, 2010	813,000	$4.12

Granted	688,000	3.41
Exercised	(87,500)	1.00
Forfeited and cancelled	(152,500)	5.93

Options outstanding at December 31, 2011	1,261,000	$3.73

Summary of the status of the entity's unvested shares

	Shares Under Option	Weighted Average Grant-Date Fair Value
Unvested at December 31, 2010	400,250	$2.67
Granted	688,000	1.57
Vested	(190,125)	1.82
Forfeited and cancelled	(137,125)	3.05

Unvested at December 31, 2011	760,625	$1.86

Schedule of stock options outstanding, vested and expected to vest

Outstanding, Vested and Expected to Vest			Options Vested
Per Share Exercise Price	Shares	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Options Exercisable	Weighted Average Remaining Contractual Life (Years)
$1.00	234,000	5.86	$1.00	233,000	5.86
1.62	5,000	9.91	1.62	—	—
2.00	418,000	9.72	2.00	35,625	9.04
3.21	15,000	9.39	3.21	—	—
5.25	130,000	9.33	5.25	—	—
5.83	174,000	6.80	5.83	164,250	6.81
6.00	30,000	7.68	6.00	15,000	7.68
6.10	95,000	9.18	6.10	—	—
7.00	160,000	8.07	7.00	52,500	8.07

	1,261,000	8.26	3.44	500,375	5.86

Schedule of assumptions used in the Black-Scholes option-pricing model

September 29, 2012
Risk free interest rate	0.92%
Dividend yield	0%
Expected volatility	57%
Expected term	6.25 years
Weighted average grant date fair value	$0.54

	December 31,
	2011	2010	2009
Risk free interest rate	1.24% - 2.63%	2.45 - 2.82%	1.75 - 2.80%
Dividend yield	0%	0%	0%
Expected volatility	53%	50%	48%
Expected term	5.75 - 6.25 years	5.75 - 6.25 years	6.25 years
Weighted average grant date fair value	$1.76	$3.56	$2.91

Summary of restricted stock award activity

	Number of Shares	Weighted Average Fair Value
Awards outstanding at December 31, 2010	—	—
Granted	135,000	$5.89
Vested	—	—
Cancelled	—	—

Awards outstanding at December 31, 2011	135,000	$5.89

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes
Schedule of deferred tax assets and liabilities

	December 31,
	2011	2010
Deferred tax assets:
Net operating loss carryforwards	$5,468	$4,099
Intangible assets—patent prosecution costs	138	119
Stock-based compensation	493	451
Milestone obligation	1,821	2,190
Research credit carryforwards	230	434
Other	42	79

Total deferred tax assets	8,192	7,372
Deferred tax liabilities:	(5)	—
Total deferred taxes, net	8,187	7,372
Valuation allowance	(8,187)	(7,372)

Net deferred tax asset	$—	$—

Schedule of reconciliation of the statutory tax rates and the effective tax rates

	Year Ended December 31,
	2011	2010	2009
Statutory rate	34.0%	34.0%	34.0%
Permanent differences	(9.0)	(8.8)	(1.4)
State and local income taxes	6.0	7.5	9.4
Credits and other	0.5	1.2	5.5
State tax rate true-up	(12.3)	—	—
Valuation allowance	(19.2)	(33.5)	(47.5)

Effective rate	0.0%	0.4%	0.0%

Schedule of net operating losses and tax credit carryforwards

	Amount	Expiration Years
	(In thousands)
Net operating losses—federal	$13,513	Beginning 2027
Tax credits—federal	$167	Beginning 2027

Selected quarterly financial data (unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Selected quarterly financial data (unaudited)
Summary of unaudited quarterly financial data

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Fiscal 2011
Net sales	$110	$48	$—	$94
Gross profit	$73	$27	$—	$61
Operating loss	$(913)	$(1,049)	$(1,194)	$(1,113)
Net loss	$(909)	$(1,044)	$(1,188)	$(1,109)
Basic and diluted net loss per share	$(0.06)	$(0.07)	$(0.08)	$(0.07)
Fiscal 2010
Net sales	$—	$48	$59	$116
Gross profit	$—	$29	$37	$80
Operating loss	$(1,199)	$(5,875)	$(736)	$(891)
Net loss	$(3,485)	$(5,871)	$(733)	$(803)
Basic and diluted net loss per share	$(0.27)	$(0.43)	$(0.05)	$(0.06)
Fiscal 2009
Operating loss	$(1,022)	$(892)	$(939)	$(930)
Net loss	$(1,125)	$(816)	$(1,279)	$(117)
Basic and diluted net loss per share	$(0.14)	$(0.07)	$(0.10)	$(0.01)

Summary of Significant Accounting Policies (Details) (USD $)	Sep. 29, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Minimum	Dec. 31, 2011 Maximum
Short-term Investments
Bank certificate of deposit pledged as collateral		$ 100,000
Accounts Receivable
Number of days from shipment within which accounts receivable are due				60 days	90 days
Property and Equipment
Estimated useful life				3 years	7 years
Inventories
Raw materials	83,000	91,000	102,000
Work in process	376,000	392,000	231,000
Finished goods	491,000	409,000	273,000
Inventories	$ 950,000	$ 892,000	$ 606,000

Summary of Significant Accounting Policies (Details 2) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-Based Compensation
Total stock-based compensation	$ 145,000	$ 123,000	$ 457,000	$ 310,000	$ 492,000	$ 625,000	$ 437,000
Cost of sales
Stock-Based Compensation
Total stock-based compensation	12,000	12,000	41,000	33,000	46,000	12,000
Research and development
Stock-Based Compensation
Total stock-based compensation	42,000	28,000	108,000	72,000	153,000	520,000	390,000
Sales, general and administrative
Stock-Based Compensation
Total stock-based compensation	$ 91,000	$ 83,000	$ 308,000	$ 205,000	$ 293,000	$ 93,000	$ 47,000

Summary of Significant Accounting Policies (Details 3) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended													9 Months Ended		12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2010	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Dec. 31, 2009	Oct. 03, 2009	Jul. 04, 2009	Apr. 04, 2009	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011 item	Dec. 31, 2010	Dec. 31, 2009
Net Loss Per Share
Net loss	$ (1,365)	$ (1,109)	$ (1,188)	$ (1,044)	$ (909)	$ (803)	$ (733)	$ (5,871)	$ (3,485)	$ (117)	$ (1,279)	$ (816)	$ (1,125)	$ (4,019)	$ (3,141)	$ (4,250)	$ (10,892)	$ (3,337)
Weighted average shares outstanding-basic and diluted	16,345,579		15,756,346											16,310,967	15,366,841	15,557,969	13,431,661	11,069,342
Net loss per share-basic and diluted (in dollars per share)	$ (0.08)	$ (0.07)	$ (0.08)	$ (0.07)	$ (0.06)	$ (0.06)	$ (0.05)	$ (0.43)	$ (0.27)	$ (0.01)	$ (0.1)	$ (0.07)	$ (0.14)	$ (0.25)	$ (0.2)	$ (0.27)	$ (0.81)	$ (0.3)
Fiscal Year
Length of each quarter																91 days
Number of four-week periods in a quarter																2
Number of five-week periods in a quarter																1
Employee and non-employee stock options
Anti dilutive securities
Shares are not included in diluted net loss per share calculations	1,186,000		848,000											1,186,000	848,000	1,261,000	813,000	598,000
Common shares issuable to underwriters under option purchase agreements
Anti dilutive securities
Shares are not included in diluted net loss per share calculations																103,125
Common shares issuable under investor option purchase agreements
Anti dilutive securities
Shares are not included in diluted net loss per share calculations																		600,000

Fair Value of Financial Instruments (Details) (Recurring, USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011	Dec. 31, 2010
Total
Fair Value of Financial Instruments
Assets at fair value	$ 5,110	$ 8,597	$ 486
Total | Money market funds
Fair Value of Financial Instruments
Assets at fair value	2,473	5,876	486
Total | Bank certificate of deposit
Fair Value of Financial Instruments
Assets at fair value	100	100
Total | Corporate Debt
Fair Value of Financial Instruments
Assets at fair value	1,787	2,621
Quoted Prices In Active Markets (Level 1)
Fair Value of Financial Instruments
Assets at fair value	2,473	5,876	486
Quoted Prices In Active Markets (Level 1) | Money market funds
Fair Value of Financial Instruments
Assets at fair value	2,473	5,876	486
Other Observable Inputs (Level 2)
Fair Value of Financial Instruments
Assets at fair value	2,637	2,721
Other Observable Inputs (Level 2) | Bank certificate of deposit
Fair Value of Financial Instruments
Assets at fair value	100	100
Other Observable Inputs (Level 2) | Corporate Debt
Fair Value of Financial Instruments
Assets at fair value	$ 1,787	$ 2,621

Short-Term Investments and Impairment (Details) (USD $)	12 Months Ended
Dec. 31, 2010
Short-Term Investments and Impairment
Unrealized gain on sale of investment	$ 46,000

Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property and Equipment
Accumulated depreciation	$ (372)		$ (303)	$ (192)
Property and equipment, net	450		467	466
Depreciation expense	82	74	111	74	60
Furniture and fixtures
Property and Equipment
Gross amount	56		56	41
Machinery, equipment and tooling
Property and Equipment
Gross amount	505		513	494
Computers and software
Property and Equipment
Gross amount	171		111	74
Leasehold improvements
Property and Equipment
Gross amount	$ 90		$ 90	$ 49

Commitments and Contingencies (Details) (USD $)	12 Months Ended				1 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 02, 2011 area	Oct. 31, 2007 Assignment and License Agreement	Sep. 29, 2012 Assignment and License Agreement	Oct. 01, 2011 Assignment and License Agreement	Dec. 31, 2011 Assignment and License Agreement	Dec. 31, 2010 Assignment and License Agreement
Commitments and Contingencies
Percentage increase in base rent on second amendment of agreement on October 1, 2012 and 2013	2.50%
Area of office space adjoining current facility (in square feet)				2,800
Annual future minimum lease obligations under operating lease agreements
2012	$ 84,000
2013	82,000
2014	62,000
Total	228,000
Rent expense	88,000	57,000	57,000
Royalty payments for acquisition of core intellectual property
Maximum Royalty payment upon the achievement of certain sales milestones					15,000,000
Rate of royalty payment on sales (as a percent)					4.00%
Royalty payment due on one year anniversary of the first commercial sale					5,000,000
Royalty payment due on achievement of second net sales milestone					5,000,000
Cumulative net sales for second milestone					15,000,000
Royalty payment due on achievement of third net sales milestone					5,000,000
Cumulative net sales for third milestone					40,000,000
Period after the end of each fiscal quarter in which royalty obligations are payable					60 days
Amount of royalties after which royalty payment obligation will terminate					100,000,000
Royalty expense						$ 8,000	$ 6,000	$ 10,000	$ 9,000

Commitments and Contingencies (Details 2)	12 Months Ended
Dec. 31, 2011
Employment agreement | Manny Villafana
Employment and indemnification agreements
Period after termination of employment over which an employee has agreed not to compete	2 years
Term of increment of extension of non-compete agreement	1 year
Maximum extension period of non-compete agreement	5 years
Monthly consideration for non-competition provision, ratio of monthly payment to annual base salary at termination	0.0833
Change in control agreement | Manny Villafana
Employment and indemnification agreements
Period after change in control considered for agreement	24 months
Number of years base salary paid as severance payment on termination of employment or if employee resigns for good reason	3 years
Period for which agreement will be automatically extended unless either party provides written notice to other not to extend the agreement	1 year
Change in control agreement | Employees | Minimum
Employment and indemnification agreements
Number of years base salary paid as severance payment on termination of employment or if employee resigns for good reason	12 months
Change in control agreement | Employees | Maximum
Employment and indemnification agreements
Number of years base salary paid as severance payment on termination of employment or if employee resigns for good reason	36 months
Indemnification Agreements
Employment and indemnification agreements
Period of written notice within which the agreement may be terminated	90 days

Convertible Promissory Notes and Equity Financing (Details) (USD $)	9 Months Ended	12 Months Ended	1 Months Ended		1 Months Ended
	Oct. 01, 2011	Dec. 31, 2011	Feb. 28, 2011 Initial public offering	Feb. 16, 2011 Initial public offering	Feb. 28, 2010 Private offering	Oct. 31, 2009 Private offering
Common Stock Offerings
Issuance of common stock (in shares)			2,062,500		317,161
Price per share of stock issued (in dollars per share)				$ 8		$ 7
Gross proceeds from issuance of common stock (in dollars)			$ 16,500,000
Total number of shares of common stock offered under private placement offering (in shares)						714,286
Issuance cost incurred for initial public offering (in dollars)	2,868,000	2,868,000	2,900,000
Underwriting fees (in dollars)			1,300,000
Underwriting discount (in dollars)			1,160,000
Non-accountable expense reimbursements (in dollars)			$ 165,000
Options issued to underwriters (in shares)			103,125
Exercise price of options issued to underwriters (in dollars per share)			$ 10
Exercise price of options as a percentage of purchase price of shares sold			125.00%
Term of options issued to underwriters			5 years
Term after effective date of IPO after which stock options to underwriters become exercisable			1 year

Convertible Promissory Notes and Equity Financing (Details 2) (Common stock purchase agreement with Aspire Capital Fund, LLC, USD $)	Oct. 24, 2011 D item Y
Common Stock Purchase Agreement
Maximum value of shares of common stock Aspire is committed to purchase (in dollars)	$ 20,000,000
Period over which shares of common stock are committed for issuance (in years)	3
Number of lowest closing sale prices used to calculate arithmetic average	3
Number of consecutive trading days considered for calculating purchase price	12
Percentage of volume weighted average price for all or a portion of our common stock traded on the VWAP Purchase Date	95.00%
Percentage of closing price of common stock on the business day immediately preceding the VWAP Purchase Date	90.00%
Shares of common stock issued as a commitment fee (in shares)	378,788
Maximum number of shares that may be issued and sold under the agreement (in shares)	3,164,357
Maximum number of shares that may be issued and sold under the agreement, as a percentage of the Company's outstanding shares	19.90%
Minimum
Common Stock Purchase Agreement
Closing sale price of common stock that must be exceeded (in dollars per share)	$ 1
Maximum
Common Stock Purchase Agreement
Number of shares presented to be purchased per trading day in purchase notice if sale price is above $1.00 per share (in shares)	100,000
Amount of common stock per trading day if the closing sale price is above $1.00 per share (in dollars)	$ 500,000
Number of shares presented under VWAP Purchase Notice as a percentage of aggregate shares of common stock traded on the next business day (in shares)	30.00%

Convertible Promissory Notes and Equity Financing (Details 3) (USD $)	12 Months Ended			1 Months Ended	14 Months Ended	1 Months Ended			12 Months Ended		1 Months Ended		1 Months Ended			1 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Jul. 19, 2007 Investment Agreement with Kips Bay Investments, LLC item	Jul. 31, 2007 First stock purchase option	Jun. 30, 2009 First stock purchase option item	Feb. 28, 2010 Second stock purchase option	Jan. 31, 2009 Second stock purchase option	Jul. 31, 2007 Second stock purchase option	Dec. 31, 2009 Second stock purchase option	Jan. 02, 2009 Second stock purchase option	Jan. 31, 2009 Second stock purchase option FASB ASC 815-40	Jan. 02, 2009 Second stock purchase option FASB ASC 815-40	Feb. 28, 2010 Second stock purchase option modification	Mar. 31, 2009 Convertible secured promissory notes item	Jul. 19, 2007 Convertible secured promissory notes	Jul. 31, 2007 First secured promissory note	Jul. 31, 2007 Second secured promissory note
Convertible Promissory Notes and Equity Financing
Debt, principal amount																$ 100,000	$ 2,900,000
Debt, accrued interest rate (as a percent)															9.00%
Share price for debt convertible into shares (in dollars per share)		$ 0.625												$ 0.625	$ 0.625
Debt, principal amount														3,000,000
Portion of accrued interest converted into shares of common stock														217,188
Total accrued interest														467,188
Number of converted shares of common stock														5,147,389
Portion of accrued interest paid in cash and subsequently returned to the Company	1,000	250,000												250,000
Number of stock purchase options granted			2
Number of shares issuable on exercise of investor stock purchase option				600,000				600,000
Purchase price of shares issuable on exercise of investor stock purchase option				3,500,000				3,500,000
Number of shares issued on exercise of investor stock purchase option					600,000	600,000							400,000
Purchase price paid upon exercise of investor stock purchase option					3,500,000	3,500,000
Number of installments in which shares are purchased					9
Estimated fair value of the stock purchase option liability									960,000			1,600,000	3,250,000
Cumulative effect adjustment on accumulated deficit											1,400,000
Proceeds from exercise of investor option to purchase common stock	3,750,000	1,750,000											250,000
Price of shares issued upon exercise of stock purchase option (in dollars per share)													$ 0.625
Change in fair value of investor stock purchase option, increase (decrease) in liability	$ 2,290,000	$ (610,000)							$ (610,000)				$ 2,300,000
Assumptions to estimate fair value using Black-Scholes valuation model
Fair value of common stock (in dollars per share)									$ 7	$ 6			$ 7
Dividend yield (as a percent)							0.00%		0.00%
Volatility (as a percent)							70.00%		70.00%
Risk free interest rate (as a percent)							0.88%		0.06%
Expected term							2 years 6 months		3 months

Stock-Based Compensation (Details) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2007	Sep. 29, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock-Based Compensation
Maximum term of options granted	10 years
Shares of common stock originally reserved for issuance	2,000,000
Shares of common stock available for issuance			515,500
Stock option
Stock-Based Compensation
Maximum term of options granted	10 years
Shares Under Option
Options outstanding at the beginning of the period (in shares)		1,261,000	813,000	598,000
Granted (in shares)		15,000	688,000	215,000
Exercised (in shares)			(87,500)
Forfeited and cancelled (in shares)			(152,500)
Options outstanding at the end of the period (in shares)		1,186,000	1,261,000	813,000
Weighted Average Exercise Price
Options outstanding at the beginning of the period (in dollars per share)		$ 3.73	$ 4.12	$ 3.08
Granted (in dollars per share)		$ 1	$ 3.41	$ 7
Exercised (in dollars per share)			$ 1
Forfeited and cancelled (in dollars per share)			$ 5.93
Options outstanding at the end of the period (in dollars per share)		$ 3.66	$ 3.73	$ 4.12
Shares Under Option
Unvested at the beginning of the period (in shares)		760,625	400,250
Granted (in shares)			688,000
Vested (in shares)			(190,125)
Forfeited and cancelled (in shares)			(137,125)
Unvested at the end of the period (in shares)			760,625	400,250
Weighted Average Grant-Date Fair Value
Unvested at the beginning of the period (in dollars per share)		$ 1.86	$ 2.67
Granted (in dollars per share)			$ 1.57
Vested (in dollars per share)			$ 1.82
Forfeited and cancelled (in dollars per share)			$ 3.05
Unvested at the end of the period (in dollars per share)			$ 1.86	$ 2.67
Stock option | Employees
Stock-Based Compensation
Vesting period	4 years	4 years
Vesting of awards per year (as a percent)	25.00%	25.00%
Stock option | Non-employees
Stock-Based Compensation
Vesting period	3 years	3 years
Vesting of awards per year (as a percent)	25.00%	25.00%
Options granted, vesting percentage upon grant	25.00%	25.00%

Stock-Based Compensation (Details 2) (Stock option, USD $)	12 Months Ended
Dec. 31, 2011
Outstanding, Vested and Expected to Vest
Shares	1,261,000
Weighted Average Remaining Contractual Life	8 years 3 months 4 days
Options Vested
Weighted Average Exercise Price (in dollars per share)	$ 3.44
Options Exercisable (in shares)	500,375
Weighted Average Remaining Contractual Life	5 years 10 months 10 days
Exercise Price 1.00
Outstanding, Vested and Expected to Vest
Per Share Exercise Price (in dollars per share)	$ 1
Shares	234,000
Weighted Average Remaining Contractual Life	5 years 10 months 10 days
Options Vested
Weighted Average Exercise Price (in dollars per share)	$ 1
Options Exercisable (in shares)	233,000
Weighted Average Remaining Contractual Life	5 years 10 months 10 days
Exercise Price 1.62
Outstanding, Vested and Expected to Vest
Per Share Exercise Price (in dollars per share)	$ 1.62
Shares	5,000
Weighted Average Remaining Contractual Life	9 years 10 months 28 days
Options Vested
Weighted Average Exercise Price (in dollars per share)	$ 1.62
Exercise Price 2.00
Outstanding, Vested and Expected to Vest
Per Share Exercise Price (in dollars per share)	$ 2
Shares	418,000
Weighted Average Remaining Contractual Life	9 years 8 months 19 days
Options Vested
Weighted Average Exercise Price (in dollars per share)	$ 2
Options Exercisable (in shares)	35,625
Weighted Average Remaining Contractual Life	9 years 14 days
Exercise Price 3.21
Outstanding, Vested and Expected to Vest
Per Share Exercise Price (in dollars per share)	$ 3.21
Shares	15,000
Weighted Average Remaining Contractual Life	9 years 4 months 20 days
Options Vested
Weighted Average Exercise Price (in dollars per share)	$ 3.21
Exercise Price 5.25
Outstanding, Vested and Expected to Vest
Per Share Exercise Price (in dollars per share)	$ 5.25
Shares	130,000
Weighted Average Remaining Contractual Life	9 years 3 months 29 days
Options Vested
Weighted Average Exercise Price (in dollars per share)	$ 5.25
Exercise Price 5.83
Outstanding, Vested and Expected to Vest
Per Share Exercise Price (in dollars per share)	$ 5.83
Shares	174,000
Weighted Average Remaining Contractual Life	6 years 9 months 18 days
Options Vested
Weighted Average Exercise Price (in dollars per share)	$ 5.83
Options Exercisable (in shares)	164,250
Weighted Average Remaining Contractual Life	6 years 9 months 22 days
Exercise Price 6.00
Outstanding, Vested and Expected to Vest
Per Share Exercise Price (in dollars per share)	$ 6
Shares	30,000
Weighted Average Remaining Contractual Life	7 years 8 months 5 days
Options Vested
Weighted Average Exercise Price (in dollars per share)	$ 6
Options Exercisable (in shares)	15,000
Weighted Average Remaining Contractual Life	7 years 8 months 5 days
Exercise Price 6.10
Outstanding, Vested and Expected to Vest
Per Share Exercise Price (in dollars per share)	$ 6.1
Shares	95,000
Weighted Average Remaining Contractual Life	9 years 2 months 5 days
Options Vested
Weighted Average Exercise Price (in dollars per share)	$ 6.1
Exercise Price 7.00
Outstanding, Vested and Expected to Vest
Per Share Exercise Price (in dollars per share)	$ 7
Shares	160,000
Weighted Average Remaining Contractual Life	8 years 25 days
Options Vested
Weighted Average Exercise Price (in dollars per share)	$ 7
Options Exercisable (in shares)	52,500
Weighted Average Remaining Contractual Life	8 years 25 days

Stock-Based Compensation (Details 3) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			1 Months Ended	9 Months Ended	12 Months Ended							1 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 28, 2011 Initial public offering	Sep. 29, 2012 Stock option	Dec. 31, 2011 Stock option	Dec. 31, 2010 Stock option	Dec. 31, 2009 Stock option	Dec. 31, 2011 Stock option Minimum	Dec. 31, 2010 Stock option Minimum	Dec. 31, 2011 Stock option Maximum	Dec. 31, 2010 Stock option Maximum	Jul. 31, 2007 Stock option Employees	Sep. 29, 2012 Stock option Employees	Dec. 31, 2011 Stock option Employees	Dec. 31, 2010 Stock option Employees	Dec. 31, 2009 Stock option Employees	Jul. 31, 2007 Stock option Non-employees	Sep. 29, 2012 Stock option Non-employees	Dec. 31, 2011 Stock option Non-employees	Dec. 31, 2010 Stock option Non-employees	Dec. 31, 2009 Stock option Non-employees	Dec. 31, 2011 Restricted stock awards	Dec. 31, 2011 Restricted stock awards Minimum	Dec. 31, 2011 Restricted stock awards Maximum
Stock-Based Compensation
Cumulative grant date fair value																			$ 244,000	$ 118,000	$ 67,000
Intrinsic value of options exercised																			58,000	0	5,000
Proceeds received for options exercised				88,000	88,000		1,000												87,500	0	1,000
Compensation expense related to unvested employee stock options not yet recognized										944,000	608,000	297,000
Weighted-average period of recognition										2 years 8 months 19 days	1 year 10 months 17 days	2 years 2 months 19 days
Vesting period																	4 years	4 years				3 years	3 years					1 year	4 years
Stock-based compensation	$ 145,000	$ 123,000	$ 457,000	$ 310,000	$ 492,000	$ 625,000	$ 437,000																	$ 30,000	$ 388,000	$ 342,000	$ 159,000
Assumptions used
Risk free interest rate, minimum (as a percent)										1.24%	2.45%	1.75%
Risk free interest rate, maximum (as a percent)										2.63%	2.82%	2.80%
Dividend yield (as a percent)									0.00%	0.00%	0.00%	0.00%
Expected volatility (as a percent)									57.00%	53.00%	50.00%	48.00%
Expected term									6 years 3 months			6 years 3 months	5 years 9 months	5 years 9 months	6 years 3 months	6 years 3 months
Weighted average grant date fair value (in dollars per share)										$ 1.76	$ 3.56	$ 2.91
Number of Shares
Granted (in shares)																											135,000
Awards outstanding at the end of the period (in shares)																											135,000
Weighted Average Fair Value
Granted (in dollars per share)																											$ 5.89
Awards outstanding at the end of the period (in dollars per share)																											$ 5.89
Common Stock Purchase Options issued to underwriters
Issuance of option to purchase common stock (in shares)								103,125
Exercise price of options issued to underwriters (in dollars per share)								$ 10
Exercise price of options as a percentage of purchase price of shares sold in initial public offering								125.00%
Term of options issued to underwriters								5 years
Term after effective date of IPO after which stock options to underwriters become exercisable								1 year

Employee Benefit Plan (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Benefit Plan
Contribution as a percentage of each participating individual's base salary	3.00%	3.00%	3.00%
Contribution amount to simplified employee retirement plan	$ 39,000	$ 41,000	$ 52,000	$ 46,000	$ 38,000

Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes
Income tax benefit		$ 42,000
Deferred tax assets:
Net operating loss carryforwards	5,468,000	4,099,000
Intangible assets - patent prosecution costs	138,000	119,000
Stock-based compensation	493,000	451,000
Milestone obligation	1,821,000	2,190,000
Research credit carryforwards	230,000	434,000
Other	42,000	79,000
Total deferred tax assets	8,192,000	7,372,000
Deferred tax liabilities:	(5,000)
Total deferred taxes, net	8,187,000	7,372,000
Valuation allowance	(8,187,000)	(7,372,000)
Reconciliation of the statutory tax rates and the effective tax rates
Statutory rate (as a percent)	34.00%	34.00%	34.00%
Permanent differences (as a percent)	(9.00%)	(8.80%)	(1.40%)
State and local income taxes (as a percent)	6.00%	7.50%	9.40%
Credits and other (as a percent)	0.50%	1.20%	5.50%
State tax rate true-up (as a percent)	(12.30%)
Valuation allowance (as a percent)	(19.20%)	(33.50%)	(47.50%)
Effective rate (as a percent)	0.00%	0.40%	0.00%
Increase in net valuation allowance	815,000	3,700,000
Net operating losses and tax credit carryforwards
Net operating losses	13,513,000
Tax credits	$ 167,000

Selected quarterly financial data (unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended													9 Months Ended		12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2010	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Dec. 31, 2009	Oct. 03, 2009	Jul. 04, 2009	Apr. 04, 2009	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Selected quarterly financial data (unaudited)
Net sales	$ 89	$ 94		$ 48	$ 110	$ 116	$ 59	$ 48						$ 200	$ 158	$ 252	$ 223
Gross profit	52	61		27	73	80	37	29						113	100	161	146
Operating loss	(1,369)	(1,113)	(1,194)	(1,049)	(913)	(891)	(736)	(5,875)	(1,199)	(930)	(939)	(892)	(1,022)	(4,032)	(3,156)	(4,269)	(8,701)	(3,783)
Net loss	$ (1,365)	$ (1,109)	$ (1,188)	$ (1,044)	$ (909)	$ (803)	$ (733)	$ (5,871)	$ (3,485)	$ (117)	$ (1,279)	$ (816)	$ (1,125)	$ (4,019)	$ (3,141)	$ (4,250)	$ (10,892)	$ (3,337)
Basic and diluted net loss per share (in dollars per share)	$ (0.08)	$ (0.07)	$ (0.08)	$ (0.07)	$ (0.06)	$ (0.06)	$ (0.05)	$ (0.43)	$ (0.27)	$ (0.01)	$ (0.1)	$ (0.07)	$ (0.14)	$ (0.25)	$ (0.2)	$ (0.27)	$ (0.81)	$ (0.3)